As filed with the U.S. Securities and Exchange Commission on August 29, 2024

1933 Act File No. 333-255575

1940 Act File No. 811-23659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 79 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940 ☒

Amendment No. 85 ☒

(Check appropriate box or boxes.)

WISDOMTREE DIGITAL TRUST

(Exact Name of Registrant as Specified in Charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

RYAN M. LOUVAR

WISDOMTREE DIGITAL TRUST

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and Address of Agent for Service)

Copies to:

Todd P. Zerega

Morgan, Lewis & Bockius LLP

One Oxford Centre, 32nd Floor

Pittsburgh, PA 15219-6401

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b)(1)(iii).
☒	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

November 1, 2024

WisdomTree Digital Funds

WisdomTree Digital Trust

WisdomTree Fixed Income, Equity and Asset Allocation Digital Funds

WisdomTree Fixed Income Digital Funds

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree TIPS Digital Fund (TIPSX)

WisdomTree Equity Digital Funds

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

WisdomTree Asset Allocation Digital Fund

WisdomTree Short-Duration Income Digital Fund (WTSIX)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Floating Rate Treasury Digital Fund	2	Additional Principal Risk Information About the Funds	51
WisdomTree Short-Term Treasury Digital Fund	7	Additional Non-Principal Risk Information	58
WisdomTree 3-7 Year Treasury Digital Fund	12	Management of the Fund	59
WisdomTree 7-10 Year Treasury Digital Fund	17	Investment Adviser	59
WisdomTree Long-Term Treasury Digital Fund	22	Sub-Advisers	60
WisdomTree TIPS Digital Fund	27	Portfolio Managers	61
WisdomTree 500 Digital Fund	32	Additional Information About the Purchase and Sale of Fund Shares	61
WisdomTree Technology and Innovation 100 Digital Fund	37	Additional Tax Information	65
WisdomTree Short-Duration Income Digital Fund	43	Taxes on Distributions	65
Additional Information about the Funds	49	Taxes When You Sell Fund Shares	66
Use of Blockchain	49	Additional Notice	66
Additional Information about each Fund’s Investment Objective	50	Financial Highlights	66
Additional Information about each Fund’s Investment Strategies	50
Non-Principal Information About each Fund’s Investment Strategies	50

WisdomTree Floating Rate Treasury Digital Fund

Investment Objective

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of floating rate bonds of the U.S. Treasury.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Floating Rate Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of floating rate treasuries and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The floating coupon rates of the FRNs included in the Index are initially expected to reset weekly according to the result of the most recent 13-week T-bill auction, plus a fixed spread, subject to a minimum net yield of zero percent. The fixed spread is a percentage rate based on supply and demand for the FRNs at time of issuance and is added to the floating base coupon rate of the FRN. Because FRN floating coupon rates adjust weekly, the value of FRNs fluctuate much less than fixed-rate bonds in response to market interest rate movements. FRN values, however, will decline if their floating coupon rates do not rise as much, or as quickly, as interest rates in general.

2 WisdomTree Digital Trust Prospectus

The Index is market capitalization weighted and comprised of FRNs that have a minimum amount outstanding of $1 billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities and Treasury inflation-protected securities. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity. Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Index is reconstituted and rebalanced monthly, effective after the market close on the last business day of each month. At each reconstitution of the Index, certain securities (i.e., FRNs meeting the aforementioned criteria) are eligible for inclusion in the Index. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

WisdomTree Digital Trust Prospectus 3

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

4 WisdomTree Digital Trust Prospectus

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Digital Trust Prospectus 5

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

6 WisdomTree Digital Trust Prospectus

WisdomTree Short-Term Treasury Digital Fund

Investment Objective

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 1 and 3 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 5	$ 16	$ 28	$ 64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 296% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity between 1 and 3 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive, AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury with remaining maturities between 1 and 3 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. It is anticipated that the number of constituents comprising the Index will be between approximately 90 and 100 constituents. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree Digital Trust Prospectus 7

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

8 WisdomTree Digital Trust Prospectus

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Digital Trust Prospectus 9

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

[bar chart to be inserted]

The Fund's year-to-date total return as of [ ], 2024 was [ ]%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

[table to be inserted]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2023

[table to be inserted]

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

10 WisdomTree Digital Trust Prospectus

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 11

WisdomTree 3-7 Year Treasury Digital Fund

Investment Objective

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 3 and 7 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 3-7 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 3-7 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 3 and 7 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

12 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 13

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

14 WisdomTree Digital Trust Prospectus

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

WisdomTree Digital Trust Prospectus 15

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

16 WisdomTree Digital Trust Prospectus

WisdomTree 7-10 Year Treasury Digital Fund

Investment Objective

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 7 and 10 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 7-10 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 7-10 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 7 and 10 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree Digital Trust Prospectus 17

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

18 WisdomTree Digital Trust Prospectus

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Digital Trust Prospectus 19

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

20 WisdomTree Digital Trust Prospectus

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 21

WisdomTree Long-Term Treasury Digital Fund

Investment Objective

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury, with maturities greater than 20 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 20+ Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of greater than 20 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., bonds issued by the U.S. Treasury), with greater than 20-year maturities. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

22 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 23

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

24 WisdomTree Digital Trust Prospectus

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

WisdomTree Digital Trust Prospectus 25

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

26 WisdomTree Digital Trust Prospectus

WisdomTree TIPS Digital Fund

Investment Objective

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of inflation protected obligations of the U.S. Treasury.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Inflation-Linked Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of Treasury Inflation-Protected Securities issued by the U.S. Treasury, commonly known as “TIPS”, and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors, with both principal and interest inflation-linked. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of $750 million.

Up to 20% of the Fund’s net assets may be invested in securities that are denominated in U.S. dollars and have a fixed-rate nominal coupon, but the Fund does not invest in nominal bonds, non-government inflation-linked bonds, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), Treasury bills, Private placements, and floating-rate bonds, which are also excluded from the Index. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis, effective after the market close of the last business day of each month.

WisdomTree Digital Trust Prospectus 27

At each reconstitution of the Index, certain securities (i.e., TIPS meeting the aforementioned criteria) are eligible for inclusion in the Index. Accordingly, the Fund will invest in TIPS in seeking to track the Index and the Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

28 WisdomTree Digital Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Digital Trust Prospectus 29

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

30 WisdomTree Digital Trust Prospectus

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 31

WisdomTree 500 Digital Fund

Investment Objective

The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree 500 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree 500 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and consists of the 500 largest companies domiciled and listed in the U.S. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; and (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months. The Index is reconstituted annually, and constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 10% while the combined exposure of constituents exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2023, a significant portion of the Index is comprised of companies in the information technology sector.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

32 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 33

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

34 WisdomTree Digital Trust Prospectus

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

WisdomTree Digital Trust Prospectus 35

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

36 WisdomTree Digital Trust Prospectus

WisdomTree Technology and Innovation 100 Digital Fund

Investment Objective

The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 10	$ 32

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Technology and Innovation 100 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and is designed to provide exposure to U.S. exchange-listed companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and innovation. The Index constituents are determined by an Index committee that looks at sub-industries focusing on technology and/or innovation in the following categories: (i) software - companies; (ii) semiconductors - companies that produce semiconductors or semiconductor equipment and technology; (iii) other hardware – other technology hardware companies that produce or develop other equipment or physical elements used in technology infrastructure, devices or components (collectively, “Software and Hardware Companies”); (iv) media & entertainment; (v) biotechnology; (vi) financial technology (fintech) - companies that utilize technology to improve and automate the delivery and use of financial services; (vii) telecommunication services; and (viii) automobile makers. At least 50% of the Index constituent weight will meet the definition of Software and Hardware Companies and such companies will derive at least 50% of their revenue from one or more of the Software and Hardware Companies. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

WisdomTree Digital Trust Prospectus 37

To be eligible for inclusion in the Index, a company must also meet the following criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; and (ii) an average daily dollar trading volume of at least $1 million for each of the preceding three months. The Index is reconstituted and rebalanced on an annual basis to include the top 100 companies by market capitalization that are U.S. exchange listed that meet the foregoing criteria. Constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 13% while the combined exposure of companies exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2023, a significant portion of the Index is comprised of companies in the communication services and information technology sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

38 WisdomTree Digital Trust Prospectus

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Digital Trust Prospectus 39

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

40 WisdomTree Digital Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

WisdomTree Digital Trust Prospectus 41

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

42 WisdomTree Digital Trust Prospectus

WisdomTree Short-Duration Income Digital Fund

Investment Objective

The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.27]%
Total Annual Fund Operating Expenses	[0.42]%[1]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain Underlying Funds (as defined below).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[43]	$[135]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy investing primarily in exchange-traded funds (“ETFs”) (each, an “Underlying Fund”) that provide exposure to short-duration fixed income securities that WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) believes will generate income consistent with the preservation of capital. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Underlying Funds are expected to primarily invest in U.S. government bonds and corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), as well as mortgage-backed securities and other mortgage-related products, with an average duration of three years or shorter. Such investments include mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Underlying Funds are expected to consist primarily (if not entirely) of ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired allocation in implementing the Fund’s strategy.

WisdomTree Digital Trust Prospectus 43

Generally, the Underlying Funds comprising the Fund’s portfolio will be added, removed or re-weighted quarterly, although a more active approach may be taken depending on factors such as market conditions, investment opportunities or if the Underlying Funds are exhibiting a higher duration than desired, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by, shareholders.

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

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The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of Underlying Funds managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers.

46 WisdomTree Digital Trust Prospectus

■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage-and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

WisdomTree Digital Trust Prospectus 47

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

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Additional Information about the Funds

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate each Fund’s shares being available for purchase, redemption, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, must be registered by the Transfer Agent in its sole discretion and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in each Fund to the extent shares are transferred to any registered wallet, such as from one shareholder wallet to another shareholder wallet (or potential shareholder wallet) within any supported blockchain network or between any two supported blockchain networks. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of each Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on an applicable blockchain will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which may be in the form of the native digital asset for the operation of such blockchain (e.g. lumens for Stellar or ether for Ethereum). These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, or other applicable digital asset, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on blockchains. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, generally form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, each Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. Each Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

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Additional Information about each Fund’s Investment Objective

The Short-Duration Income Digital Fund is an actively-managed fund (the “Active Fund” or the “Asset Allocation Fund”). Each Fund, except the Active Fund, is a passively-managed fund (each, an “Index Fund” and collectively, the “Index Funds”) that seeks to track the price and yield performance, before fees and expenses, of an underlying index (each, an “Index”). Each Index Fund, except the 500 Digital Fund and Technology and Innovation 100 Digital Fund (each, an “Equity Fund”, and collectively, the “Equity Funds”) (each Index Fund except the Equity Funds, a “Fixed Income Fund”, and collectively, the “Fixed Income Funds”) tracks an Index developed by Solactive, AG (“Solactive”). The Equity Funds track Indexes developed by WisdomTree, Inc, (“WisdomTree”, and collectively with Solactive, the “Index Providers”), the parent company of WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”). Each Index consists of securities in the market suggested by its name, as applicable, that meet specific criteria developed by the Index Providers.

Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information about each Fund’s Investment Strategies

Index Funds. WisdomTree Digital Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better. A number of factors may affect each Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that each Fund will achieve a high degree of correlation.

The quantity of holdings in each Fund using a representative sampling strategy will be based on a number of factors, including asset size of each Fund. In addition, from time to time, securities are added to or removed from the Index and consequently the attributes of the Index may change. Each Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index or to reflect various other changes to the Index. Each Fund may be required to purchase or sell portfolio assets in order to meet investor purchase or redemption requests. As a result, each Fund will engage in frequent trading of portfolio securities.

Further, each Fund may overweight or underweight securities in the Index, purchase or sell securities not in the Index in seeking to track the Index.

Active Fund. The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that provide exposure to short-duration fixed income securities that the Adviser believes will generate income consistent with preserving capital. Such fixed income securities are expected to include U.S. Treasuries, U.S. Government-related bonds, corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. The Fund also invests in Underlying Funds that have exposure to U.S. agency mortgage-backed pass-through securities, which are securities issued by entities such as Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that applicable Underlying Funds will receive pools, but instead will participate in rolling TBA Transactions. The Fund will invest in Underlying Funds that may enter into such contracts on a regular basis and, pending settlement of such contracts, and generally invest in high-quality, liquid short-term instruments.

Non-Principal Information About each Fund’s Investment Strategies

All Funds. The Funds may invest in other investments in seeking to achieve their objective, including cash and cash equivalents, forward contracts, futures contracts, options on futures contracts, options and swaps.

Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow each Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. Each Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, each Fund may call loans to vote proxies if a material issue affecting a Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

50 WisdomTree Digital Trust Prospectus

Active Fund. The Fund’s investment process generally does not adjust to take temporary defensive positions. However, the Fund reserves the right to take temporary defensive positions, including to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance.

Active Management Risk (Active Fund)

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Blockchain Technology Risk (All Funds)

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Layer 2 Blockchain Risk. More detailed information about blockchain technology, public blockchain networks which may be compatible for use in holding a record of a Fund’s shares, and related risks, can be found in the SAI.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology.

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Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology or on tokenized assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Layer 2 Blockchain Risk

Layer 1 blockchain refers to a main blockchain network, such as Ethereum, which encompass the core functionalities of a blockchain network, including consensus mechanisms, transaction validation and data storage. Layer 1 blockchains generally prioritize security and decentralization, which can impact scalability with potentially long transaction times and high transaction fees. In contrast, Layer 2 blockchains, such as Arbitrum, Base and Optimism, are a secondary blockchain network designed to address these potential limitations by conducting transactions outside of the main blockchain network (typically Ethereum), such as off-chain, and then publishing these transactions (sometimes referred to as “roll-ups”) on the main blockchain network. Layer 2 solutions introduce additional complexity to the blockchain ecosystem and may introduce centralization risks in relaying on a limited number of validators or operations, including the potential that a malicious validator could exploit the system and commit fraud or the order of transactions could be tampered with by greater centralization. Due to the off-chain nature of layer 2 solutions, verification of transactions typically does not occur publicly, creating a lack of transparency and heighten the risk of a bad actor going undetected. In addition, unforeseen technology errors or bugs could result in a loss of assets or information, including Fund share records. Lastly, layer 2 solutions may have limited resources and/or may require continuous maintenance and upgrades in seeking to ensure security or to remain effective, which may not be achieved.

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Cybersecurity Risk (All Funds)

The Funds and their service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact a Fund in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject a Funds or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Funds or shareholders. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, a Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect a Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in a Fund. Such loss or theft could result in claims against a Fund and could have a substantial adverse effect on the financial and business operations of a Fund.

Floating Rate Notes Risk (Floating Rate Treasury Digital Fund)

The Fund invests primarily in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

Geopolitical Risk (Equity Funds and Active Fund)

The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

High Yield Securities Risk (Active Fund)

Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

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Income Risk (Fixed Income Funds and Active Fund)

The Funds are subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. The Fund’s income would decline when interest rates fall because the Fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.

Index and Data Risk (Index Funds)

The Index Funds employ a “passive management” – or indexing – investment approach. The Funds are not “actively” managed and seek to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or the Fund’s shareholders. While the Index Provider provides a rules-based methodology that describes what the Index is designed to achieve within a particular set of rules, neither the Index Provider, its agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Index, its calculation, valuation or its related data, and they do not guarantee that the Index will be in line with the Index Provider’s methodology. The composition of the Index is dependent on data from one or more third parties and/or the application of such data within the rules of the Index methodology, which may be based on assumptions or estimates. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed. Errors in Index data, Index computations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Any of the foregoing may lead to the inclusion of securities in the Index, exclusion of securities from the Index or the weighting of securities in the Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. The Adviser, through the Sub-Adviser, seeks to manage each Fund to correspond to the Index provided by the Index Provider. Consequently, losses or costs associated with the Index’s errors or other risks described above will generally be borne by the Fund and its shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.

Inflation-Indexed Securities Risk (TIPS Fund)

The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, a Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, a Fund may receive at maturity less than it invested. Depending on the changes in inflation rates during the period a Fund holds an inflation-indexed security, a Fund may earn less on the security than on a conventional bond. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and changes in the values of the securities may only approximately reflect changes in inflation rates and may occur substantially after the changes in inflation rates in question occur.

Interest Rate Risk (Fixed Income Funds and Active Fund)

The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

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Investment Risk (All Funds)

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk (Index Funds)

The Index Funds invest in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, different types of bonds) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Investments in Underlying Funds Risk (Active Fund)

The Active Fund invests a substantial portion of its assets in other funds. The Fund’s investment performance and risks may be directly related to the investment performance and risks of such funds. The allocation of the Fund’s assets to Underlying Funds may not be successful in achieving the Fund’s investment objective. There is a risk that you may experience lower returns by investing in the Fund instead of investing directly in an Underlying Funds. The Fund’s returns are directly related to the aggregate performance and expenses of the Underlying Funds in which it invests. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives.

Fund shareholders indirectly bear a proportionate share of the fees and expenses of the other funds in addition to the Fund’s expenses. These risks include the possibility that a fund may experience a lack of liquidity that can result in greater volatility than its underlying securities or a fund may trade at a premium or discount to its net asset value.

Issuer Credit Risk (Fixed Income Funds and Active Fund)

The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings Inc.) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Issuer Specific Risk (All Funds)

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Large Shareholder Risk (All Funds)

From time to time, shareholders of a Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause a Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may otherwise not do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of such Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and such Fund maintains a larger cash position than it normally would.

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Market Risk (All Funds)

The trading prices of securities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. The Fund’s NAV, like securities prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk (500 Fund and Technology and Innovation 100 Fund)

Large-Capitalization Investing Risk

Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mortgage Backed Securities Risk (Active Fund)

Agency Mortgage-Backed Securities Risk

Fixed income securities issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, FNMA and FHLMC, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the security and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of FNMA, FHLMC and other agencies that are placed under conservatorship of the U.S. government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government. Some U.S. government agencies, including FNMA and FHLMC, purchase and guarantee residential mortgages and form mortgage-backed securities that they issue to the market. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted. Defaults on, or low credit quality or liquidity of the underlying assets of the mortgage-backed securities may impair the value of these securities and result in losses. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of mortgage-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities. These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying mortgages. During an economic downturn, the mortgages may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.

Non-Agency Mortgage-Backed Securities Risk

Non-agency mortgage-backed securities are mortgage-backed securities issued or guaranteed by private issuers. Non-agency issued mortgage-backed securities are not backed by the full faith and credit of the U.S. government and must rely only on the creditworthiness of the issuer and the underlying mortgages for repayment. As a result, non-agency mortgage-backed securities are subject to heightened risks as compared to agency mortgage-backed securities, including that non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. Therefore, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

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Non-Correlation Risk (Index Funds)

As with all index funds, the performance of a Fund and its Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, tax gains or losses, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, a Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions.

Non-Diversification Risk (Technology and Innovation 100 Fund)

The Technology and Innovation 100 Fund is considered to be non-diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Code for qualification as a RIC. See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (“SAI”) for detail regarding the asset diversification requirements.

Portfolio Turnover Risk (All Funds)

Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in high portfolio turnover rates for the Fund. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Prepayment Risk (Fixed Income Funds)

Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Sector Risks

Communication Services Sector Risk (Technology and Innovation 100 Fund)

The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Information Technology Sector Risk (Technology and Innovation 100 Fund and 500 Fund)

The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

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Underlying Fund Risk (Active Fund)

Underlying Funds are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. Trading of an Underlying Fund’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an Underlying Fund’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Underlying Funds managed by WisdomTree Asset Management, Inc., as well as Underlying Funds managed by third-party advisers, may be included.

U.S. Treasury Obligations Risk (Fixed Income Funds)

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline, which has experienced a historical downgrade. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury obligations from another ratings agency or a further downgrade may cause the value of the Fund’s U.S. Treasury obligations to decline.

The total public debt of the United States has grown rapidly since the beginning of the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns.

TBA Transactions Risk (Active Fund)

There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Additional Non-Principal Risk Information

Securities Lending

Although a Fund will not enter into a securities lending program unless a Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, each Fund would bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and a Fund will generally not have the right to vote securities while they are being loaned. These events, upon implementation of a securities lending program, could also trigger negative tax consequences for a Fund.

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Operational Risk

Each Fund, its service providers (including the Adviser, the Sub-Adviser, Transfer Agent, WisdomTree, the administrator and the custodian), the App, wallet provider, blockchain networks and intermediaries, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund or shareholders. With the increased use of technologies such as mobile devices and web-based or cloud applications, and the dependence on the Internet and computer systems to conduct business, the Fund is particularly susceptible to operational and related risks associated with such technologies. To the extent that the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures, to the extent implemented, may not identify or may be inadequate to address all such risks.

Affiliated Index Provider Risk (Technology and Innovation 100 Fund and 500 Fund)

The Index Provider of each Index is an affiliated person of the Adviser, which poses potential conflicts of interest. For example, a potential conflict could arise between an affiliated person of the Index Provider or the Adviser and each Fund if that entity attempted to use information regarding changes and composition of each Index to the detriment of each Fund. Additionally, potential conflicts could arise with respect to the personal trading activity of personnel of the affiliated person who may have access to, or knowledge of, pending changes to each Index’s composition methodology or the constituent securities in each Index prior to the time that information is publicly disseminated. If shared, such knowledge could facilitate “front-running” (which describes an instance in which other persons trade ahead of each Fund). Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Index), there can be no assurance that such measures will be successful.

Portfolio Holdings Information

Each Fund will disclose its portfolio holdings daily at www.wisdomtree.com/investments. A more detailed description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Funds. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of June 30, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Funds. The Adviser provides oversight of the Sub-Advisers, monitoring of the Sub-Advisers’ buying and selling of securities for the Funds, and periodic review of the Sub-Advisers’ performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, each Fund paid the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table for the fiscal year ended June 30, 2024.

Name of Fund	Management Fee
WisdomTree Floating Rate Treasury Digital Fund	0.05%
WisdomTree Short-Term Treasury Digital Fund	0.05%
WisdomTree 3-7 Year Treasury Digital Fund	0.05%
WisdomTree 7-10 Year Treasury Digital Fund	0.05%

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Name of Fund	Management Fee
WisdomTree Long-Term Treasury Digital Fund	0.05%
WisdomTree TIPS Digital Fund	0.05%
WisdomTree 500 Digital Fund	0.05%
WisdomTree Technology and Innovation 100 Digital Fund	0.10%
WisdomTree Short-Duration Income Digital Fund	0.15%

Under the Investment Advisory Agreement for the Funds, WisdomTree Digital Management has agreed to pay generally all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Funds, please see the “Management of the Trust” section of the SAI. Please note that the Active Fund’s total annual Fund operating expenses may not correlate to the expense ratios in the Active Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Active Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Active Fund through its investments in certain Underlying Funds.

[A discussion regarding the basis for the Board of Trustee’s (“Board”) approval of the Investment Advisory Agreement is available in each Fund’s Semi-Annual or Annual Report.]

WisdomTree Digital Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds, without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Funds’ shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Funds, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Digital Management currently does not charge a fee under the separate contractual arrangement discussed above but may do so in the future on Board approval and notice to shareholders.

Sub-Advisers

Voya Investment Management Co. LLC (“Voya IM”): Voya IM is responsible for the day-to-day management of the Fixed Income Funds. Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2024, Voya IM had assets under management totaling approximately $[328] billion. Voya IM is an independently operated indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. Voya IM chooses each Fixed Income Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays Voya IM for providing sub-advisory services to the Funds.

Mellon Investments Corporation (“Mellon”): Mellon is responsible for the day-to-day management of the Equity Funds and Active Fund. Mellon, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2024, Mellon had assets under management totaling approximately $[871] billion. Mellon is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to the Fund.

60 WisdomTree Digital Trust Prospectus

All Funds. [A discussion regarding the basis for the Board of Trustee’s approval of the Funds’ Investment Sub-Advisory Agreements is available in each Fund’s Semi-Annual or Annual Report.]

Portfolio Managers

Voya IM

The day-to-day management of the Fixed Income Funds is conducted by Voya IM’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund portfolios are described below.

Mr. Brian Timberlake, PhD, CFA. Mr. Timberlake has served as portfolio manager of the Funds since inception.

Mr. Andrew Higley, CFA. Mr. Higley has served as portfolio manager of the Funds since inception.

Mr. Anuranjan Sharma. Mr. Sharma has served as portfolio manager of the Funds since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.

Mellon

The day-to-day management of the Equity and Active Funds is conducted by Mellon’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are described below.

Marlene Walker Smith. Ms. Walker Smith has served as portfolio manager of the Funds since inception.

David France. Mr. France has served as portfolio manager of the Funds since inception.

Todd Frysinger. Mr. Frysinger has served as portfolio manager of the Funds since inception.

Vlasta Sheremeta. Ms. Sheremeta has served as portfolio manager of the Funds since inception.

Michael Stoll. Mr. Stoll has served as portfolio manager of the Funds since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Additional Information About the Purchase and Redemption of Fund Shares

The Funds are available for purchase by individual or institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may purchase or redeem shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the NYSE is open for business. The minimum transaction amount with respect to a purchase is $25, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services.

WisdomTree Digital Trust Prospectus 61

Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through the Portal. Any such wallet must be compatible with the blockchain network that the institutional investor seeks to use, and such wallet is subject to eligibility determinations by the Transfer Agent in its sole determination. In general, institutional shareholder provided wallets must be compatible with the Arbitrum, Avalanche, Base, Ethereum or Optimism blockchain networks in order to hold Fund shares, although one or more such blockchain networks may not be available at certain times.

Institutional investors providing their wallet information to the Transfer Agent are responsible for maintaining the private key associated with their wallet and such private key information should not be disclosed by the shareholder to anyone, including to the Transfer Agent. Institutional investors are responsible for determining whether an investor provided wallet and related blockchain network is suitable for the investor’s use. Potential considerations for blockchain network suitability are set forth in the SAI.

For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

Determination of Net Asset Value

The NAV of a Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on such exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

A Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

Dividends and Distributions

All Funds, except the Technology and Innovation 100 Digital Fund, intend to pay out dividends, if any, in U.S. dollars on a quarterly basis. The Technology and Innovation 100 Digital Fund intends to pay out dividends, if any, on an annual basis. Nonetheless, the Funds may not make a dividend payment every quarter or year, as applicable. Each Fund intends to distribute its net realized capital gains to shareholders annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at time of dividend payment) will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

Each Fund does not monitor for market timers or prohibit short-term trading activity. Although each Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause a Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

62 WisdomTree Digital Trust Prospectus

Additional Policies

Please note that each Fund maintains additional policies and reserves certain rights, including:

■	A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. A Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	A Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by a Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	A Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

■	A Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with a Fund or any bank.

■	You may only buy shares of a Fund if eligible for sale in your state or jurisdiction. The Fund is intended for sale to residents of the United States, and, with very limited exceptions, is not otherwise offered for sale in other jurisdictions.

■	In unusual circumstances, a Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	A Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as a Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmations and statements immediately upon receipt. Keep your passwords confidential.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach a Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to a Fund at the Fund’s address on the back cover of this Prospectus. A Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to a Fund at the Fund’s address on the back cover of this Prospectus.

WisdomTree Digital Trust Prospectus 63

Questions

If you have any questions about the Funds or your account, please communicate through the App, Portal or by writing to the Funds.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Funds reserve the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

64 WisdomTree Digital Trust Prospectus

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since a Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Each Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

WisdomTree Digital Trust Prospectus 65

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Additional Notice

Fixed Income Funds: Solactive AG (Index Provider)

Solactive AG (“Solactive”) is the licensor of the Index. Each Fund is not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in a Fund; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.

Equity Funds: WisdomTree (Index Provider)

WisdomTree and WisdomTree Digital Management (together, “WisdomTree Parties”) and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability or investing in securities generally or in a Fund particularly or with respect to the ability of the Index to meet its goal. WisdomTree is the licensor of the Index and certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Index. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The WisdomTree Parties and the Funds do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree has contracted with an independent calculation agent to calculate the Index.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are available on the Funds' website and are included in the Form N-CSR filed with the SEC, which is available upon request.

66 WisdomTree Digital Trust Prospectus

Financial Highlights [TO BE UPDATED BY AMENDMENT]

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Duration Income Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.18
Net realized and unrealized loss	(0.13)
Total from investment operations	0.05
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.91
TOTAL RETURN[2]	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$991
Ratios to average net assets of:
Expenses	0.15%[4]
Net investment income[3]	4.00%[4]
Portfolio turnover rate[5]	3%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

4	Annualized.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 67

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 500 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.08
Net realized and unrealized gain	1.39
Total from investment operations	1.47
Dividends and distributions to shareholders:
Net investment income	(0.08)
Tax return of capital	(0.00)[5]
Total dividends and distributions to shareholders	(0.08)
Net asset value, end of period	$11.39
TOTAL RETURN[2]	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,847
Ratios to average net assets of:
Expenses	0.01%[3,6]
Net investment income	1.68%[3]
Portfolio turnover rate[4]	1%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	Amount represents less than $0.005.

6	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

68 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Technology and Innovation 100 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income1	0.03
Net realized and unrealized gain	3.34
Total from investment operations	3.37
Net asset value, end of period	$13.37
TOTAL RETURN[2]	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,674
Ratios to average net assets of:
Expenses	0.10%[3]
Net investment income	0.64%[3]
Portfolio turnover rate[4]	1%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 69

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 3-7 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.29)
Total from investment operations	(0.13)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.72
TOTAL RETURN[2]	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$972
Ratios to average net assets of:
Expenses	0.01%[3,5]
Net investment income	3.54%[3]
Portfolio turnover rate[4]	13%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

70 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 7-10 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.15
Net realized and unrealized loss	(0.37)
Total from investment operations	(0.22)
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.64
TOTAL RETURN[2]	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$964
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.41%[3]
Portfolio turnover rate[5]	16%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 71

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Floating Rate Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.006
Total from investment operations	0.02
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$1.00
TOTAL RETURN[2]	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,002
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.90%[3]
Portfolio turnover rate[5]	0%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6	Amount represents less than $0.005.

72 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Long-Term Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.54)
Total from investment operations	(0.38)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.47
TOTAL RETURN[2]	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$947
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.74%[3]
Portfolio turnover rate[5]	8%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 73

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Term Treasury Digital Fund	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized loss	(0.01)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$0.99
TOTAL RETURN[2]	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$986
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.14%[3]
Portfolio turnover rate[5]	30%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

74 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree TIPS Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.25
Net realized and unrealized loss	(0.24)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.24)
Net asset value, end of period	$9.77
TOTAL RETURN[2]	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$977
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	5.67%[3]
Portfolio turnover rate[5]	38%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 75

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Funds' current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI, annual or semi-annual shareholder reports or other information such as the Funds' financial statements free of charge, please communicate through the App or in writing.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659

Prospectus

November 1, 2024

Asset Allocation Digital Funds

WisdomTree Digital Trust

WisdomTree Asset Allocation Digital Funds WisdomTree Siegel Global Equity Digital Fund (EQTYX)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Siegel Global Equity Digital Fund	2	Sub-Adviser	16
Additional Information about the Fund	8	Portfolio Managers	16
Use of Blockchain	8	Additional Information About the Purchase and Redemption of
Non-Principal Information About the Fund’s Investment Strategies	9	Fund Shares	17
Additional Principal Risk Information About the Fund	9	Additional Tax Information	20
Additional Non-Principal Risk Information	15	Taxes on Distributions	20
Management of the Fund	15	Taxes When You Redeem or Sell Fund Shares	21
Investment Adviser	15	Financial Highlights	21

WisdomTree Siegel Global Equity Digital Fund

Investment Objective

The WisdomTree Siegel Global Equity Digital Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.28%]
Total Annual Fund Operating Expenses	[0.43%]

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ 46]	[$ 144]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, so it has no portfolio turnover as of the date of this prospectus.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

Under normal circumstances, the Fund will allocate at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, to equity investments (including U.S. and international, and may include emerging markets). It is anticipated that under normal circumstances at least 30% of the Fund’s net assets will be invested in international or global Underlying Funds that provide exposure to non-US investments. The Fund considers non-US investments to be investments in (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which are listed or traded in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies...

2 WisdomTree Digital Trust Prospectus

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Fund(s) managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately ten (10) to twenty (20) Underlying Funds. The Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Digital Trust Prospectus 3

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

4 WisdomTree Digital Trust Prospectus

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

WisdomTree Digital Trust Prospectus 5

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

6 WisdomTree Digital Trust Prospectus

Performance

The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of the Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 7

Additional Information about the Fund

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate the Fund’s shares being available for purchase, redemption, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, must be registered by the Transfer Agent in its sole discretion and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in the Fund to the extent shares are transferred to any registered wallet, such as from one shareholder wallet to another shareholder wallet (or potential shareholder wallet) within any supported blockchain network or between any two supported blockchain networks. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of the Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on an applicable blockchain will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which may be in the form of the native digital asset for the operation of such blockchain (e.g. lumens for Stellar or ether for Ethereum). These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, or other applicable digital asset, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on blockchains. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, generally form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

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Additional Information About the Fund’s Investment Objective

Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Non-Principal Information About the Fund’s Investment Strategies

The Fund may invest in other investments in seeking to achieve its objective, including cash and cash equivalents, forward contracts, futures contracts, options on futures contracts, options and swaps.

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

The Fund’s investment process generally does not adjust to take temporary defensive positions. However, the Fund reserves the right to take temporary defensive positions, including to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub- Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance.

Active Management Risk

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Blockchain Technology Risk

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

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In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Layer 2 Blockchain Risk. More detailed information about blockchain technology, public blockchain networks which may be compatible for use in holding a record of a Fund’s shares, and related risks, can be found in the SAI.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology or on tokenized assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

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The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Layer 2 Blockchain Risk

Layer 1 blockchain refers to a main blockchain network, such as Ethereum, which encompass the core functionalities of a blockchain network, including consensus mechanisms, transaction validation and data storage. Layer 1 blockchains generally prioritize security and decentralization, which can impact scalability with potentially long transaction times and high transaction fees. In contrast, Layer 2 blockchains, such as Arbitrum, Base and Optimism, are a secondary blockchain network designed to address these potential limitations by conducting transactions outside of the main blockchain network (typically Ethereum), such as off-chain, and then publishing these transactions (sometimes referred to as “roll-ups”) on the main blockchain network. Layer 2 solutions introduce additional complexity to the blockchain ecosystem and may introduce centralization risks in relaying on a limited number of validators or operations, including the potential that a malicious validator could exploit the system and commit fraud or the order of transactions could be tampered with by greater centralization. Due to the off-chain nature of layer 2 solutions, verification of transactions typically does not occur publicly, creating a lack of transparency and heighten the risk of a bad actor going undetected. In addition, unforeseen technology errors or bugs could result in a loss of assets or information, including Fund share records. Lastly, layer 2 solutions may have limited resources and/or may require continuous maintenance and upgrades in seeking to ensure security or to remain effective, which may not be achieved.

Conflicts of Interest Relating to Investment in Affiliated Funds Risk

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

Cybersecurity Risk

The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject the Fund or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund or shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect the Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in the Fund. Such loss or theft could result in claims against the Fund and could have a substantial adverse effect on the financial and business operations of the Fund.

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Dividend Paying Securities Risk

Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, the Fund (through its investment in an Underlying Fund) may not only lose the dividend payout but the stock price of the company may also fall.

Foreign Securities Risk

Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non- U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the Fund’s ability to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the value of Fund shares and cause the Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Investment Risk

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

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Geopolitical Risk

The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Large Shareholder Risk

From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may otherwise not do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of each Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and each Fund maintains a larger cash position than it normally would.

Market Risk

The trading prices of securities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. The Fund’s NAV, like securities prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Large-Capitalization Investing Risk

Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing Risk

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

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Portfolio Turnover Risk

Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in high portfolio turnover rates for the Fund. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Sector Risk

Financial Sector Risk

The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital, and impact of inflation. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Information Technology Sector Risk

The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Underlying Fund Risk

Underlying Funds are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. Trading of an Underlying Fund’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an Underlying Fund’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Underlying Funds managed by WisdomTree Asset Management, Inc., as well as Underlying Funds managed by third-party advisers, may be included.

Value Investing Risk

Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

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Additional Non-Principal Risk Information

Securities Lending

Although the Fund will not enter into a securities lending program unless the Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund would bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events, upon implementation of a securities lending program, could also trigger negative tax consequences for the Fund.

Operational Risk

The Fund, its service providers (including the Adviser, the Sub-Adviser, Transfer Agent, WisdomTree, the administrator and the custodian), the App, wallet provider, blockchain networks and intermediaries, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund or shareholders. With the increased use of technologies such as mobile devices and web-based or cloud applications, and the dependence on the Internet and computer systems to conduct business, the Fund is particularly susceptible to operational and related risks associated with such technologies. To the extent that the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures, to the extent implemented, may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

The Fund will disclose its portfolio holdings daily at www.wisdomtree.com/investments. A more detailed description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Fund. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of June 30, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Fund. The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Advisers’ buying and selling of securities for the Fund, and periodic review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, the Fund paid the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table for the fiscal year ended June 30, 2024.

Name of Fund	Management Fee
WisdomTree Siegel Global Equity Digital Fund	0.15%

Under the Investment Advisory Agreement for the Fund, WisdomTree Digital Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI. Please note that the Fund’s total annual Fund operating expenses may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, when available, because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain Underlying Funds.

[A discussion regarding the basis for the Board of Trustee’s (“Board”) approval of the Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

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WisdomTree Digital Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Digital Management currently does not charge a fee under the separate contractual arrangement discussed above but may do so in the future upon Board approval and notice to shareholders.

Sub-Adviser

Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. The Sub-Adviser, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2024, the Sub-Adviser had assets under management totaling approximately $[871] billion. The Sub-Adviser is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays the Sub-Adviser for providing sub-advisory services to the Fund.

[A discussion regarding the basis for the Board of Trustee’s approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith. Ms. Walker Smith has served as portfolio manager of the Fund since its inception in November, 2023.

David France. Mr. France has served as portfolio manager of the Fund since its inception in November, 2023.

Todd Frysinger. Mr. Frysinger has served as portfolio manager of the Fund since its inception in November, 2023.

Vlasta Sheremeta. Mr. Sheremeta has served as portfolio manager of the Fund since its inception in November, 2023.

Michael Stoll. Mr. Stoll has served as portfolio manager of the Fund since its inception in November, 2023.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

16 WisdomTree Digital Trust Prospectus

Additional Information About the Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual or institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may purchase or redeem shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the NYSE is open for business. The minimum transaction amount with respect to a purchase is $25, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services.

Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through the Portal. Any such wallet must be compatible with the blockchain network that the institutional investor seeks to use, and such wallet is subject to eligibility determinations by the Transfer Agent in its sole determination. In general, institutional shareholder provided wallets must be compatible with the Arbitrum, Avalanche, Base, Ethereum or Optimism blockchain networks in order to hold Fund shares, although one or more such blockchain networks may not be available at certain times.

Institutional investors providing their wallet information to the Transfer Agent are responsible for maintaining the private key associated with their wallet and such private key information should not be disclosed by the shareholder to anyone, including to the Transfer Agent. Institutional investors are responsible for determining whether an investor provided wallet and related blockchain network is suitable for the investor’s use. Potential considerations for blockchain network suitability are set forth in the SAI.

For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on such exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

WisdomTree Digital Trust Prospectus 17

The Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

Dividends and Distributions

The Fund intends to pay out dividends, if any, on a quarterly basis, in U.S. dollars. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains to shareholders annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at the time of dividend payment) will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not monitor for market timers or prohibit short-term trading activity. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause the Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

■	The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	The Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by the Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	The Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

■	The Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

■	You may only buy shares of the Fund if eligible for sale in your state or jurisdiction. The Fund is intended for sale to residents of the United States, and, with very limited exceptions, is not otherwise offered for sale in other jurisdictions.

18 WisdomTree Digital Trust Prospectus

■	In unusual circumstances, the Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	The Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as the Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmations and statements immediately upon receipt. Keep your passwords confidential.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach the Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus. The Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus.

Questions

If you have any questions about the Fund or your account, please communicate through the App, Portal or by writing to the Fund.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

WisdomTree Digital Trust Prospectus 19

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by the Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

20 WisdomTree Digital Trust Prospectus

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Financial Highlights

[Financial highlights to be inserted by amendment.]

WisdomTree Digital Trust Prospectus 21

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Fund's current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI, annual or semi-annual shareholder reports or other information such as the Fund's financial statements free of charge, please communicate through the App or in writing.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659

Prospectus

November 1, 2024

Asset Allocation Digital Funds

WisdomTree Digital Trust

WisdomTree Asset Allocation Digital Funds WisdomTree Siegel Longevity Digital Fund (LNGVX)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Siegel Longevity Digital Fund	2	Sub-Adviser	17
Additional Information about the Fund	9	Portfolio Managers	18
Use of Blockchain	9	Additional Information About the Purchase and Redemption of
Non-Principal Information About the Fund’s Investment Strategies	10	Fund Shares	18
Additional Principal Risk Information About the Fund	10	Additional Tax Information	21
Additional Non-Principal Risk Information	16	Taxes on Distributions	21
Management of the Fund	16	Taxes When You Redeem or Sell Fund Shares	22
Investment Adviser	16	Financial Highlights	22

WisdomTree Siegel Longevity Digital Fund

Investment Objective

The WisdomTree Siegel Longevity Digital Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.27%]
Total Annual Fund Operating Expenses	[0.42%]

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ 44]	[$ 138]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, so it has no portfolio turnover as of the date of this prospectus.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

The Fund’s asset allocation approach, leveraging the Siegel Insights and Research, is designed to challenge the more traditional 60/40 allocation (i.e., 60% equities/40% fixed income) by weighting the allocation more toward equities. This approach seeks to improve the potential for outperformance over a longer time horizon (i.e., greater than ten years) in order to address increased longevity as people are generally living longer. Accordingly, under normal circumstances, the Fund provides a greater than 60% allocation to equity investments (including U.S. and international, and may include emerging markets) and generally between a 60% to 80% equity allocation. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities also focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies. The Fund makes the remaining allocation to investments in fixed income and/or alternatives (e.g., exposure to commodities, currencies, or futures contract strategies) in order to provide income generation and diversification. With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

2 WisdomTree Digital Trust Prospectus

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Funds managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately ten (10) to twenty (20) Underlying Funds and the Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders, although it is anticipated that the Fund will have less overweight to equities to the extent the Adviser views the equity markets as being less favorable for outperformance.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Digital Trust Prospectus 3

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

4 WisdomTree Digital Trust Prospectus

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

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■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Alternatives Investment Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

6 WisdomTree Digital Trust Prospectus

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Performance

The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of the Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

WisdomTree Digital Trust Prospectus 7

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

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Additional Information about the Fund

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate the Fund’s shares being available for purchase, redemption, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, must be registered by the Transfer Agent in its sole discretion and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in the Fund to the extent shares are transferred to any registered wallet, such as from one shareholder wallet to another shareholder wallet (or potential shareholder wallet) within any supported blockchain network or between any two supported blockchain networks. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of the Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on an applicable blockchain will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which may be in the form of the native digital asset for the operation of such blockchain (e.g. lumens for Stellar or ether for Ethereum). These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, or other applicable digital asset, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on blockchains. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, generally form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

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Additional Information About the Fund’s Investment Objective

Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Non-Principal Information About the Fund’s Investment Strategies

The Fund may invest in other investments in seeking to achieve its objective, including cash and cash equivalents, forward contracts, futures contracts, options on futures contracts, options and swaps.

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

The Fund’s investment process generally does not adjust to take temporary defensive positions. However, the Fund reserves the right to take temporary defensive positions, including to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub- Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance.

Active Management Risk

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Alternatives Investment Risk

The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

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Blockchain Technology Risk

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Layer 2 Blockchain Risk. More detailed information about blockchain technology, public blockchain networks which may be compatible for use in holding a record of a Fund’s shares, and related risks, can be found in the SAI.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology or on tokenized assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

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51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Layer 2 Blockchain Risk

Layer 1 blockchain refers to a main blockchain network, such as Ethereum, which encompass the core functionalities of a blockchain network, including consensus mechanisms, transaction validation and data storage. Layer 1 blockchains generally prioritize security and decentralization, which can impact scalability with potentially long transaction times and high transaction fees. In contrast, Layer 2 blockchains, such as Arbitrum, Base and Optimism, are a secondary blockchain network designed to address these potential limitations by conducting transactions outside of the main blockchain network (typically Ethereum), such as off-chain, and then publishing these transactions (sometimes referred to as “roll-ups”) on the main blockchain network. Layer 2 solutions introduce additional complexity to the blockchain ecosystem and may introduce centralization risks in relaying on a limited number of validators or operations, including the potential that a malicious validator could exploit the system and commit fraud or the order of transactions could be tampered with by greater centralization. Due to the off-chain nature of layer 2 solutions, verification of transactions typically does not occur publicly, creating a lack of transparency and heighten the risk of a bad actor going undetected. In addition, unforeseen technology errors or bugs could result in a loss of assets or information, including Fund share records. Lastly, layer 2 solutions may have limited resources and/or may require continuous maintenance and upgrades in seeking to ensure security or to remain effective, which may not be achieved.

Conflicts of Interest Relating to Investment in Affiliated Funds Risk

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

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Cybersecurity Risk

The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject the Fund or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund or shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect the Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in the Fund. Such loss or theft could result in claims against the Fund and could have a substantial adverse effect on the financial and business operations of the Fund.

Dividend Paying Securities Risk

Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, the Fund (through its investment in an Underlying Fund) may not only lose the dividend payout but the stock price of the company may also fall.

Foreign Securities Risk

Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non- U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the Fund’s ability to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the value of Fund shares and cause the Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

WisdomTree Digital Trust Prospectus 13

Geographic Investment Risk

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Geopolitical Risk

The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

Income Risk

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. The Fund’s income would decline when interest rates fall because the Fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.

Interest Rate Risk

The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

14 WisdomTree Digital Trust Prospectus

Issuer Credit Risk

The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings Inc.) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Issuer Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Large Shareholder Risk

From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may otherwise not do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Market Risk

The trading prices of securities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. The Fund’s NAV, like securities prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Large-Capitalization Investing Risk

Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing Risk

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Portfolio Turnover Risk

Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in high portfolio turnover rates for the Fund. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

WisdomTree Digital Trust Prospectus 15

Underlying Fund Risk

Underlying Funds are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. Trading of an Underlying Fund’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an Underlying Fund’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Underlying Funds managed by WisdomTree Asset Management, Inc., as well as Underlying Funds managed by third-party advisers, may be included.

Value Investing Risk

Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

Additional Non-Principal Risk Information

Securities Lending

Although the Fund will not enter into a securities lending program unless the Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund would bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events, upon implementation of a securities lending program, could also trigger negative tax consequences for the Fund.

Operational Risk

The Fund, its service providers (including the Adviser, the Sub-Adviser, Transfer Agent, WisdomTree, the administrator and the custodian), the App, wallet provider, blockchain networks and intermediaries, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund or shareholders. With the increased use of technologies such as mobile devices and web-based or cloud applications, and the dependence on the Internet and computer systems to conduct business, the Fund is particularly susceptible to operational and related risks associated with such technologies. To the extent that the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures, to the extent implemented, may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

The Fund will disclose its portfolio holdings daily at www.wisdomtree.com/investments. A more detailed description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Fund. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of June 30, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Fund. The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Advisers’ buying and selling of securities for the Fund, and periodic review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

16 WisdomTree Digital Trust Prospectus

For its services, the Fund paid the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table for the fiscal year ended June 30, 2024.

Name of Fund	Management Fee
WisdomTree Siegel Longevity Digital Fund	0.15%

Under the Investment Advisory Agreement for the Fund, WisdomTree Digital Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI. Please note that the Fund’s total annual Fund operating expenses may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, when available, because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain Underlying Funds.

[A discussion regarding the basis for the Board of Trustee’s (“Board”) approval of the Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

WisdomTree Digital Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Digital Management currently does not charge a fee under the separate contractual arrangement discussed above but may do so in the future upon Board approval and notice to shareholders.

Sub-Adviser

Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. The Sub-Adviser, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2024, the Sub-Adviser had assets under management totaling approximately $[871] billion. The Sub-Adviser is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays the Sub-Adviser for providing sub-advisory services to the Fund.

[A discussion regarding the basis for the Board of Trustee’s approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

WisdomTree Digital Trust Prospectus 17

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith. Ms. Walker Smith has served as portfolio manager of the Fund since its inception in November, 2023.

David France. Mr. France has served as portfolio manager of the Fund since its inception in November, 2023.

Todd Frysinger. Mr. Frysinger has served as portfolio manager of the Fund since its inception in November, 2023.

Vlasta Sheremeta. Mr. Sheremeta has served as portfolio manager of the Fund since its inception in November, 2023.

Michael Stoll. Mr. Stoll has served as portfolio manager of the Fund since its inception in November, 2023.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Additional Information About the Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual or institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may purchase or redeem shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the NYSE is open for business. The minimum transaction amount with respect to a purchase is $25, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services.

Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through the Portal. Any such wallet must be compatible with the blockchain network that the institutional investor seeks to use, and such wallet is subject to eligibility determinations by the Transfer Agent in its sole determination. In general, institutional shareholder provided wallets must be compatible with the Arbitrum, Avalanche, Base, Ethereum or Optimism blockchain networks in order to hold Fund shares, although one or more such blockchain networks may not be available at certain times.

Institutional investors providing their wallet information to the Transfer Agent are responsible for maintaining the private key associated with their wallet and such private key information should not be disclosed by the shareholder to anyone, including to the Transfer Agent. Institutional investors are responsible for determining whether an investor provided wallet and related blockchain network is suitable for the investor’s use. Potential considerations for blockchain network suitability are set forth in the SAI.

18 WisdomTree Digital Trust Prospectus

For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on such exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

Dividends and Distributions

The Fund intends to pay out dividends, if any, on a quarterly basis, in U.S. dollars. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains to shareholders annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at the time of dividend payment) will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not monitor for market timers or prohibit short-term trading activity. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause the Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

■	The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	The Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by the Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	The Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

WisdomTree Digital Trust Prospectus 19

■	The Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

■	You may only buy shares of the Fund if eligible for sale in your state or jurisdiction. The Fund is intended for sale to residents of the United States, and, with very limited exceptions, is not otherwise offered for sale in other jurisdictions.

■	In unusual circumstances, the Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	The Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as the Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmations and statements immediately upon receipt. Keep your passwords confidential.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach the Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus. The Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus.

Questions

If you have any questions about the Fund or your account, please communicate through the App, Portal or by writing to the Fund.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

20 WisdomTree Digital Trust Prospectus

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by the Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

WisdomTree Digital Trust Prospectus 21

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Financial Highlights

[Financial highlights to be inserted by amendment.]

22 WisdomTree Digital Trust Prospectus

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Fund's current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI, annual or semi-annual shareholder reports or other information such as the Fund's financial statements free of charge, please communicate through the App or in writing.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659

Prospectus

November 1, 2024

Asset Allocation Digital Funds

WisdomTree Digital Trust

WisdomTree Asset Allocation Digital Funds WisdomTree Siegel Moderate Digital Fund (MODRX)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Siegel Moderate Digital Fund	2	Sub-Adviser	16
Additional Information about the Fund	8	Portfolio Managers	16
Use of Blockchain	8	Additional Information About the Purchase and Redemption of
Non-Principal Information About the Fund’s Investment Strategies	9	Fund Shares	17
Additional Principal Risk Information About the Fund	9	Additional Tax Information	20
Additional Non-Principal Risk Information	15	Taxes on Distributions	20
Management of the Fund	15	Taxes When You Redeem or Sell Fund Shares	21
Investment Adviser	15	Financial Highlights	21

WisdomTree Siegel Moderate Digital Fund

Investment Objective

The WisdomTree Siegel Moderate Digital Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	[0.26%]
Total Annual Fund Operating Expenses	[0.41%]

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$ 43]	[$ 135]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new, so it has no portfolio turnover as of the date of this prospectus.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

The Fund’s asset allocation approach, leveraging the Siegel Insights and Research, is designed to follow the traditional 60/40 allocation (i.e., 60% equities/40% fixed income). Accordingly, under normal circumstances, the Fund provides an approximate 60% allocation to equity investments (including U.S. and international, and may include emerging markets). In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies. The Fund makes the remaining allocation to investments in fixed income in order to provide income generation and diversification. With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

2 WisdomTree Digital Trust Prospectus

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Fund(s) managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately fifteen (15) to twenty-five (25) Underlying Funds and the Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Digital Trust Prospectus 3

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

4 WisdomTree Digital Trust Prospectus

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

WisdomTree Digital Trust Prospectus 5

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Performance

The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

6 WisdomTree Digital Trust Prospectus

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of the Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 7

Additional Information about the Fund

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate the Fund’s shares being available for purchase, redemption, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, must be registered by the Transfer Agent in its sole discretion and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in the Fund to the extent shares are transferred to any registered wallet, such as from one shareholder wallet to another shareholder wallet (or potential shareholder wallet) within any supported blockchain network or between any two supported blockchain networks. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of the Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on an applicable blockchain will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which may be in the form of the native digital asset for the operation of such blockchain (e.g. lumens for Stellar or ether for Ethereum). These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, or other applicable digital asset, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on blockchains. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, generally form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

8 WisdomTree Digital Trust Prospectus

Additional Information About the Fund’s Investment Objective

Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Non-Principal Information About the Fund’s Investment Strategies

The Fund may invest in other investments in seeking to achieve its objective, including cash and cash equivalents, forward contracts, futures contracts, options on futures contracts, options and swaps.

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

The Fund’s investment process generally does not adjust to take temporary defensive positions. However, the Fund reserves the right to take temporary defensive positions, including to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub- Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance.

Active Management Risk

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Blockchain Technology Risk

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

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In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Layer 2 Blockchain Risk. More detailed information about blockchain technology, public blockchain networks which may be compatible for use in holding a record of a Fund’s shares, and related risks, can be found in the SAI.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology or on tokenized assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

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The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Layer 2 Blockchain Risk

Layer 1 blockchain refers to a main blockchain network, such as Ethereum, which encompass the core functionalities of a blockchain network, including consensus mechanisms, transaction validation and data storage. Layer 1 blockchains generally prioritize security and decentralization, which can impact scalability with potentially long transaction times and high transaction fees. In contrast, Layer 2 blockchains, such as Arbitrum, Base and Optimism, are a secondary blockchain network designed to address these potential limitations by conducting transactions outside of the main blockchain network (typically Ethereum), such as off-chain, and then publishing these transactions (sometimes referred to as “roll-ups”) on the main blockchain network. Layer 2 solutions introduce additional complexity to the blockchain ecosystem and may introduce centralization risks in relaying on a limited number of validators or operations, including the potential that a malicious validator could exploit the system and commit fraud or the order of transactions could be tampered with by greater centralization. Due to the off-chain nature of layer 2 solutions, verification of transactions typically does not occur publicly, creating a lack of transparency and heighten the risk of a bad actor going undetected. In addition, unforeseen technology errors or bugs could result in a loss of assets or information, including Fund share records. Lastly, layer 2 solutions may have limited resources and/or may require continuous maintenance and upgrades in seeking to ensure security or to remain effective, which may not be achieved.

Conflicts of Interest Relating to Investment in Affiliated Funds Risk

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

Cybersecurity Risk

The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject the Fund or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund or shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect the Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in the Fund. Such loss or theft could result in claims against the Fund and could have a substantial adverse effect on the financial and business operations of the Fund.

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Dividend Paying Securities Risk

Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, the Fund (through its investment in an Underlying Fund) may not only lose the dividend payout but the stock price of the company may also fall.

Foreign Securities Risk

Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non- U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the Fund’s ability to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the value of Fund shares and cause the Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Investment Risk

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

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Geopolitical Risk

The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

Income Risk

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. The Fund’s income would decline when interest rates fall because the Fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.

Interest Rate Risk

The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer Credit Risk

The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings Inc.) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Issuer Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

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Large Shareholder Risk

From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may otherwise not do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Market Risk

The trading prices of securities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. The Fund’s NAV, like securities prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Large-Capitalization Investing Risk

Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing Risk

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Portfolio Turnover Risk

Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in high portfolio turnover rates for the Fund. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Underlying Fund Risk

Underlying Funds are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. Trading of an Underlying Fund’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an Underlying Fund’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Underlying Funds managed by WisdomTree Asset Management, Inc., as well as Underlying Funds managed by third-party advisers, may be included.

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Value Investing Risk

Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

Additional Non-Principal Risk Information

Securities Lending

Although the Fund will not enter into a securities lending program unless the Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Fund would bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, the Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events, upon implementation of a securities lending program, could also trigger negative tax consequences for the Fund.

Operational Risk

The Fund, its service providers (including the Adviser, the Sub-Adviser, Transfer Agent, WisdomTree, the administrator and the custodian), the App, wallet provider, blockchain networks and intermediaries, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund or shareholders. With the increased use of technologies such as mobile devices and web-based or cloud applications, and the dependence on the Internet and computer systems to conduct business, the Fund is particularly susceptible to operational and related risks associated with such technologies. To the extent that the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures, to the extent implemented, may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

The Fund will disclose its portfolio holdings daily at www.wisdomtree.com/investments. A more detailed description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Fund. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of June 30, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Fund. The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Advisers’ buying and selling of securities for the Fund, and periodic review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, the Fund paid the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table for the fiscal year ended June 30, 2024.

Name of Fund	Management Fee
WisdomTree Siegel Moderate Digital Fund	0.15%

Under the Investment Advisory Agreement for the Fund, WisdomTree Digital Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI. Please note that the Fund’s total annual Fund operating expenses may not correlate to the expense ratios in the Fund’s financial highlights and financial statements, when available, because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain Underlying Funds.

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[A discussion regarding the basis for the Board of Trustee’s (“Board”) approval of the Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

WisdomTree Digital Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Digital Management currently does not charge a fee under the separate contractual arrangement discussed above but may do so in the future upon Board approval and notice to shareholders.

Sub-Adviser

Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. The Sub-Adviser, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2024, the Sub-Adviser had assets under management totaling approximately $[871] billion. The Sub-Adviser is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays the Sub-Adviser for providing sub-advisory services to the Fund.

[A discussion regarding the basis for the Board of Trustee’s approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report.]

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser.The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith. Ms. Walker Smith has served as portfolio manager of the Fund since its inception in November, 2023.

David France. Mr. France has served as portfolio manager of the Fund since its inception in November, 2023.

Todd Frysinger. Mr. Frysinger has served as portfolio manager of the Fund since its inception in November, 2023.

Vlasta Sheremeta. Mr. Sheremeta has served as portfolio manager of the Fund since its inception in November, 2023.

Michael Stoll. Mr. Stoll has served as portfolio manager of the Fund since its inception in November, 2023.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

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Additional Information About the Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual or institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may purchase or redeem shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the NYSE is open for business. The minimum transaction amount with respect to a purchase is $25, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services.

Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through the Portal. Any such wallet must be compatible with the blockchain network that the institutional investor seeks to use, and such wallet is subject to eligibility determinations by the Transfer Agent in its sole determination. In general, institutional shareholder provided wallets must be compatible with the Arbitrum, Avalanche, Base, Ethereum or Optimism blockchain networks in order to hold Fund shares, although one or more such blockchain networks may not be available at certain times.

Institutional investors providing their wallet information to the Transfer Agent are responsible for maintaining the private key associated with their wallet and such private key information should not be disclosed by the shareholder to anyone, including to the Transfer Agent. Institutional investors are responsible for determining whether an investor provided wallet and related blockchain network is suitable for the investor’s use. Potential considerations for blockchain network suitability are set forth in the SAI.

For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on such exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

WisdomTree Digital Trust Prospectus 17

The Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

Dividends and Distributions

The Fund intends to pay out dividends, if any, on a quarterly basis, in U.S. dollars. Nonetheless, the Fund may not make a dividend payment every quarter. The Fund intends to distribute its net realized capital gains to shareholders annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at the time of dividend payment) will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not monitor for market timers or prohibit short-term trading activity. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause the Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

■	The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	The Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by the Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	The Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

■	The Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

■	You may only buy shares of the Fund if eligible for sale in your state or jurisdiction. The Fund is intended for sale to residents of the United States, and, with very limited exceptions, is not otherwise offered for sale in other jurisdictions.

18 WisdomTree Digital Trust Prospectus

■	In unusual circumstances, the Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	The Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as the Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmations and statements immediately upon receipt. Keep your passwords confidential.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach the Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus. The Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus.

Questions

If you have any questions about the Fund or your account, please communicate through the App, Portal or by writing to the Fund.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

WisdomTree Digital Trust Prospectus 19

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by the Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

20 WisdomTree Digital Trust Prospectus

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Financial Highlights

[Financial highlights to be inserted by amendment.]

WisdomTree Digital Trust Prospectus 21

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Fund's current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI, annual or semi-annual shareholder reports or other information such as the Fund's financial statements free of charge, please communicate through the App or in writing.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659

Prospectus

November 1, 2024

Money Market Digital Fund

WisdomTree Digital Trust

WisdomTree Money Market Digital Fund WisdomTree Government Money Market Digital Fund (WTGXX)Funds

THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Government Money Market Digital Fund	2	Sub-Adviser	15
Additional Information about the Fund	8	Portfolio Manager	16
Use of Blockchain	8	Additional Information About the Purchase and Redemption of Fund Shares	16
Additional Information about the Fund’s Investment Objective	9	Additional Tax Information	19
Additional Information about the Fund’s Investment Strategies	9	Taxes on Distributions	19
Non-Principal Information About the Fund’s Investment Strategies	9	Taxes When You Redeem or Sell Fund Shares	20
Additional Principal Risk Information About the Fund	9	Financial Highlights	20
Management of the Fund	15
Investment Adviser	15

WisdomTree Government Money Market Digital Fund

Investment Objective

The WisdomTree Government Money Market Digital Fund (the “Fund”) seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (NAV) per share.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 26	$ 80

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund will invest in a portfolio of U.S. Treasury and government securities. Such securities may include: U.S. Treasury Notes (both fixed and floating rate), U.S. T-Bills, U.S. Government Agency Notes, including Discount Notes, that are either fixed or floating rate and issued by government agencies such as the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) or the Federal Farm Credit Bank. The Fund may invest in repurchase agreements collateralized fully by U.S. Treasury securities, U.S. Government Agency securities or cash. The Fund may also invest in other investment companies that are government money market funds to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under 1940 Act, and other rules adopted by the Securities and Exchange Commission (the “SEC”). Rule 2a-7 sets forth a liquidity fee framework whereby a liquidity fee may be imposed under certain circumstances such as a decline in a money market fund’s weekly liquid assets. However, government money market funds are not required to adopt a liquidity fee framework and accordingly the Fund has not adopted such a framework.

2 WisdomTree Digital Trust Prospectus

In choosing investments for the Fund, the Fund’s sub-adviser employs a disciplined investment process: first, a list of approved issuers and counterparties for repurchase agreements is actively maintained; second, securities of issuers on the approved list that meet the Fund’s guidelines are selected for investment; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or tokenized – on the applicable blockchain noted under “additional Information About the Purchase and Redemption of Fund Shares.” The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

WisdomTree Digital Trust Prospectus 3

Principal Risks of Investing in the Fund

The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s adviser is not required to reimburse the Fund for losses, and you should not expect that the adviser will provide financial support to the Fund at any time, including during periods of market stress.

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer and recordkeeping of shares on a blockchain and the risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. There may be undiscovered technical flaws in the Transfer Agent’s blockchain integrated recordkeeping system or an underlying technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain and/or in an integrated manner, which could negatively impact transactions or recordkeeping in Fund shares. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Government Obligations Risk. U.S. Government obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Government obligations to decline. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank and the Federal Home Loan Bank System.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money over short or long periods of time.

■	Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the

4 WisdomTree Digital Trust Prospectus

Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Money Market Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Fund.

■	Other Investment Companies – Money Market Funds Risk. A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

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■	Repurchase Agreements Risk. In the event that the other party to a repurchase agreement fails to repurchase the underlying security serving as collateral for the repurchase agreement, the Fund would generally seek to sell the underlying security. However, the value of collateral may be insufficient to satisfy the counterparty’s obligation and/or the Fund may encounter a delay and incur costs before being able to sell the underlying security. A delay in selling the security is likely if the counterparty becomes involved in insolvency proceedings in which the receiver or court may impose a stay. If a sale is delayed, the Fund will be subject to the risk of a decline in the market value of the underlying security below the amounts that would otherwise be due to the Fund under the repurchase agreement.

■	Stable Net Asset Value Risk. The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. This risk may be heightened due to large or frequent redemptions which could cause the Fund’s share price to decrease below $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

■	Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■	When Issued and Delayed Delivery Securities and Forward Commitments Risk. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. Although delayed delivery is limited (not more than 35 days) and is commonly shorter for government securities, these investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance

The Fund commenced operations on November 7, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual primarily responsible for the day-to-day management of the Fund’s portfolio is described below.

Mr. David S. Yealy has served as portfolio manager of the Fund since its inception in October 2023.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of the Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold or redeem their shares. The minimum transaction amount for a purchase is $1.

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at

wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

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Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional shares of the Fund. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

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Additional Information about the Fund

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate the Fund’s shares being available for purchase, redemption, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, must be registered by the Transfer Agent in its sole discretion and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in the Fund to the extent shares are transferred to any registered wallet, such as from one shareholder wallet to another shareholder wallet (or potential shareholder wallet) within any supported blockchain network or between any two supported blockchain networks. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of the Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on an applicable blockchain will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains must pay transaction fees to the blockchain in order to validate or facilitate a transaction, which may be in the form of the native digital asset for the operation of such blockchain (e.g. lumens for Stellar or ether for Ethereum). These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, or other applicable digital asset, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on blockchains. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, generally form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

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Additional Information about the Fund’s Investment Objective

The Fund's investment objective is to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 NAV per share. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information about the Fund’s Investment Strategies

The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund invests in a portfolio of securities that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. For purposes of calculating the portfolio’s average weighted life, the Fund treats all securities with adjustable rates as maturing on the earlier of the date fixed for their repayment or, if applicable, the date on which the Fund may demand repayment. For purposes of calculating the portfolio’s average weighted maturity, the Fund may treat a variable and floating rate instrument as maturing on the date its interest rate is reset if the Fund reasonably expects the reset to stabilize the instrument’s price.

The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Fund more conservatively than if it was not rated.

Non-Principal Information About the Fund’s Investment Strategies

The Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. The Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, the Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by the Fund.

Additional Principal Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance.

Blockchain Technology Risk

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

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In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Layer 2 Blockchain Risk. More detailed information about blockchain technology, public blockchain networks which may be compatible for use in holding a record of a Fund’s shares, and related risks, can be found in the SAI.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology or on tokenized assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

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Layer 2 Blockchain Risk

Layer 1 blockchain refers to a main blockchain network, such as Ethereum, which encompass the core functionalities of a blockchain network, including consensus mechanisms, transaction validation and data storage. Layer 1 blockchains generally prioritize security and decentralization, which can impact scalability with potentially long transaction times and high transaction fees. In contrast, Layer 2 blockchains, such as Arbitrum, Base and Optimism, are a secondary blockchain network designed to address these potential limitations by conducting transactions outside of the main blockchain network (typically Ethereum), such as off-chain, and then publishing these transactions (sometimes referred to as “roll-ups”) on the main blockchain network. Layer 2 solutions introduce additional complexity to the blockchain ecosystem and may introduce centralization risks in relaying on a limited number of validators or operations, including the potential that a malicious validator could exploit the system and commit fraud or the order of transactions could be tampered with by greater centralization. Due to the off-chain nature of layer 2 solutions, verification of transactions typically does not occur publicly, creating a lack of transparency and heighten the risk of a bad actor going undetected. In addition, unforeseen technology errors or bugs could result in a loss of assets or information, including Fund share records. Lastly, layer 2 solutions may have limited resources and/or may require continuous maintenance and upgrades in seeking to ensure security or to remain effective, which may not be achieved.

U.S. Government Obligations Risk

U.S. Government obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Government obligations to decline, which has experienced a historical downgrade. A further downgrade of the ratings of U.S. Government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Government obligations from another ratings agency or a further downgrade may cause the value of the Fund’s U.S. Government obligations to decline.

The total public debt of the United States has grown rapidly since the beginning of the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. Government from implementing effective counter-cyclical fiscal policy in economic downturns.

Not all U.S. Government obligations are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Active Management Risk

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

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Cybersecurity Risk

The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject the Fund or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund or shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect the Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in the Fund. Such loss or theft could result in claims against the Fund and could have a substantial adverse effect on the financial and business operations of the Fund.

Interest Rate Risk

Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer Credit Risk

The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings Inc.) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

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Issuer Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Large Shareholder Risk

From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may otherwise not do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Market Risk and Selection Risk

Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Stable Net Asset Value Risk

The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. This risk may be heightened due to large or frequent redemptions which could cause the Fund’s share price to decrease below $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Money Market Regulatory Risk

Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Fund.

Other Investment Companies – Money Market Funds Risk

A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Repurchase Agreements Risk

In the event that the other party to a repurchase agreement fails to repurchase the underlying security serving as collateral for the repurchase agreement, the Fund would generally seek to sell the underlying security. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the underlying security. Delay in selling the security is likely if the counterparty becomes involved in insolvency proceedings in which the receiver or court may impose a stay. If a sale is delayed, the Fund will be subject to the risk of a decline in the market value of the underlying security below the amounts that would otherwise be due to the Fund under the repurchase agreement.

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When Issued and Delayed Delivery Securities and Forward Commitments Risk

When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. Although delayed delivery is limited (not more than 35 days) and is commonly shorter for government securities, these investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Fund. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of June 30, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Fund. The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and periodic review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, the Fund paid the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table for the fiscal year ended June 30, 2024.

Name of Fund	Management Fee
WisdomTree Government Money Market Digital Fund	0.25%

Under the Investment Advisory Agreement for the Fund, WisdomTree Digital Management has agreed to pay generally all expenses of the Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the Statement of Additional Information (“SAI”).

[A discussion regarding the basis for the Board of Trustee’s approval of the Investment Advisory Agreement is available in the Fund’s Semi-Annual or Annual Report.]

WisdomTree Digital Management, as the investment adviser for the Fund, may hire one or more sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

WisdomTree Digital Management currently does not charge a fee under such arrangement but may do so in the future on Board approval and notice to shareholders.

Sub-Adviser

Voya Investment Management Co. LLC (Voya IM or the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2024, the Sub-Adviser had assets under management totaling approximately $[328] billion. Voya IM is an independently operated indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays Voya IM for providing sub-advisory services to the Fund.

WisdomTree Digital Trust Prospectus 15

[A discussion regarding the basis for the Board of Trustee’s approval of the Fund’s Investment Sub-Advisory Agreement is available in the Fund’s Semi-Annual or Annual Report.]

Portfolio Manager

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual primarily responsible for the day-to-day management of the Fund’s portfolio is described below.

Mr. David S. Yealy has served as portfolio manager of the Fund since its inception in November 2023.

Additional Information About the Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may buy, redeem or transfer shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the Fund is open for business and you must complete your order prior to 1:00pm (Eastern time) to receive that day’s NAV. (The cut-off time may be earlier if, for example, the NSYE or other venue material to the valuation or operation of the Fund closes before the cut-off time.) The minimum transaction amount with respect to a purchase is $1, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading at the close of regular trading on such exchange, generally 4:00 p.m. (Eastern time), except when the following federal holidays are observed: Columbus Day and Veterans Day. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.

The Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

16 WisdomTree Digital Trust Prospectus

Dividends and Distributions

The Fund declares dividends of net investment income daily and generally reinvests dividends monthly in full and fractional shares of the Fund. Institutions and former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at time of dividend payment) will generally be paid in U.S. dollars.

From time to time a portion of the Fund’s distributions may constitute a return of capital. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution.

Distributions will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

The Fund does not monitor for market timers or prohibit short-term trading activity. Although the Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause the Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

■	The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. The Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	The Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by the Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	The Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

■	The Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

■	You may only buy shares of the Fund if eligible for sale in your state or jurisdiction. The Fund is intended for sale to residents of the United States, and, with very limited exceptions, is not otherwise offered for sale in other jurisdictions.

WisdomTree Digital Trust Prospectus 17

■	In unusual circumstances, the Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	The Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as the Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your confirmations and statements immediately upon receipt. Keep your passwords confidential.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach the Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus. The Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to the Fund at the Fund’s address on the back cover of this Prospectus.

Questions

If you have any questions about the Fund or your account, please communicate through the App, Portal or by writing to the Fund.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

18 WisdomTree Digital Trust Prospectus

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by the Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

WisdomTree Digital Trust Prospectus 19

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Financial Highlights

[Financial highlights to be inserted by amendment.]

20 WisdomTree Digital Trust Prospectus

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Fund's current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI, annual or semi-annual shareholder reports or other information such as the Fund's financial statements free of charge, please communicate through the App or in writing.

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659

STATEMENT OF ADDITIONAL INFORMATION

WisdomTree Digital Trust

DATED NOVEMBER 1, 2024

--------------------------------

This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to the information in the current prospectuses (each, a “Prospectus” and, together the “Prospectuses”) for the following separate investment portfolios (each, a “Fund” and collectively, the “Funds”) of WisdomTree Digital Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WisdomTree Fixed Income Digital Funds (“Fixed Income Funds”)
WisdomTree Floating Rate Treasury Digital Fund (FLTTX)
WisdomTree Short-Term Treasury Digital Fund (WTSYX)
WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)
WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)
WisdomTree Long-Term Treasury Digital Fund (WTLGX)
WisdomTree TIPS Digital Fund (TIPSX)

WisdomTree Equity Digital Funds (“Equity Funds”)
WisdomTree 500 Digital Fund (SPXUX)
WisdomTree Technology & Innovation 100 Digital Fund (TECHX)

WisdomTree Asset Allocation Digital Fund (“Asset Allocation Fund”)
WisdomTree Short-Duration Income Digital Fund (WTSIX)

The current Prospectus for each Fund is dated November 1, 2024. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. This SAI contains the basic information you should know before investing in the Fund and we may amend this SAI from time to time. You should read this SAI together with each Fund’s Prospectus.

A free copy of the current Prospectus is available through the mobile application, WisdomTree Prime (App), made available by WisdomTree, which is available for download through the Apple App Store and Google Play. You can also view the current Prospectus and the annual/semi-annual report online through www.wisdomtree.com/investments.

Mutual funds and other investment products:

•     are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•     are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•     are subject to investment risks, including the possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on April 19, 2021 and has multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a series of the Trust and is “diversified” (except for the Technology & Innovation 100 Digital Fund, which is “non-diversified”) within the meaning of the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as the investment adviser to each Fund. WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) is the ultimate parent company of the Adviser. Voya Investment Management Co. LLC (“Voya IM”) is the investment sub-adviser to the Fixed Income Funds. Mellon Investments Corporation (“Mellon”) is the investment sub-adviser to the Equity Funds and the Asset Allocation Fund. Voya IM and Mellon (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) and the Adviser may be referred to collectively as the “Advisers”). Foreside Fund Services, LLC serves as the distributor (the “Distributor”) of the shares of each Fund.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

INVESTMENT STRATEGIES AND RISKS

GENERAL RISKS.

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by each Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of a Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of a Fund and the instruments in which a Fund may invest, which may, in turn, increase the expenses incurred by a Fund and/or affect a Fund’s ability to pursue its investment objective and a Fund’s performance.

The respiratory illness COVID-19 has spread globally for over three years, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. However, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. As a result, many global economies, including the U.S. economy, have either re-opened fully or decreased significantly the number of public safety measures in place that are designed to mitigate virus transmission. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to effective vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

1

It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the net asset value per share (“NAV”) and/or risk profile of the Funds.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions.

A Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in a Fund could lose money over short or long periods of time. The price of the securities and other investments held by a Fund, and thus the value of a Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed income securities with longer-term maturities. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Although certain Fixed Income Funds invest in short-term U.S. and/or non-U.S. money market securities, such Funds do not seek to maintain a constant NAV and are not traditional money market funds. Certain other Fixed Income Funds also invest in intermediate and long-term U.S. and/or non-U.S. money market securities.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, health or banking crises. Issuer-specific conditions may also affect the value of a Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. A Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Equity Funds and the Asset Allocation Fund (through its investment in exchange traded funds (“ETFs”). An investment in the Equity Funds and Asset Allocation Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Fixed Income Funds and the Asset Allocation Fund (indirectly through its investment in ETFs). Issuer-specific conditions may also affect the value of a Fund’s investment. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. A Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of a Fund’s portfolio securities. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in the wake of the COVID- 19 pandemic and volatility has continued to be experienced in the markets. It is uncertain whether or for how long these conditions will continue.

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These events and possible continuing market turbulence may have an adverse effect on Fund performance.

BLOCKCHAIN TECHNOLOGY. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital currency, which are extremely speculative and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered on a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

BORROWING. Although the Funds do not intend to borrow money as part of their principal investment strategies, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to 33% of its net assets, but under normal market conditions, no Fund expects to borrow greater than 10% of such Fund’s net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption or various other forms of cybersecurity breaches. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cyber-attacks affecting the Funds or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, other third-party service providers, the App, blockchain networks or intermediaries may adversely impact the Funds or their shareholders. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, impede trading or cause the release of private shareholder information or confidential company information, which may require attendant breach notification and credit monitoring costs, and subject a Fund to regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs). A Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Because technology is frequently changing, new ways to carry out cyber-attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyberattack. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

LIQUIDITY RISK. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which a Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), a Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that a Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, a Fund may also be subject to greater liquidity risk than if the issuer’s securities were more widely held. A Fund may also need to sell some of a Fund’s more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by a Fund for securities may be based on institutional “round lot” sizes, but a Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect a Fund’s ability to accurately value its investments.

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The market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

MARKET RISK. The market value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that a Fund’s securities will participate in or otherwise benefit from the advance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) and its shareholders, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If for any taxable year a Fund does not qualify as a RIC and were ineligible to or were not to cure such failure, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of a Fund’s current and accumulated earnings and profits. The resulting taxes could substantially reduce a Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please refer to the section of this SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in a Fund.

The following is a description of other risks associated with distributed ledger technology:

USE OF BLOCKCHAIN. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The use of blockchain technology for an open-end registered investment company, such as the Funds, is untested. In the event of a conflict between the blockchain record and the record held by the Funds’ transfer agent, WisdomTree Transfers, Inc. (“Transfer Agent”), the Transfer Agent’s record will be determinative.

The recording of Fund shares on the blockchain will not affect a Fund’s investments. The Funds will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Users of the blockchain networks generally must pay transaction fees (such as in the form of “ether,” or “lumens,” the native digital assets for the operation of Ethereum or Stellar, respectively) to the networks in order to validate or consummate a transaction. Such transaction fees are generally intended to protect the networks from frivolous or malicious computational tasks, or otherwise paid in relation to tasks being performed by the blockchain or other operational considerations associated with the blockchain. Because blockchains networks impose different transaction fees, certain networks may be less efficient or more costly for smaller accounts or smaller transactions.

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Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions, including in relation to upgrades on changes in the applicable blockchain, or the inability or other challenges, including fraud considerations or transaction invalidity, of a layer 2 blockchain in publishing information to a layer 1 blockchain. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Funds could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Funds may choose to reevaluate a particular network for a Fund’s shares in the event of future or recurring delays.

In the future, the ownership of a Fund’s shares may be maintained and recorded on a blockchain network without integrated off-chain recordkeeping, although there is no guarantee that this will occur. The Funds’ Adviser believes that the use of blockchain may, in the future, permit reduced settlement times and provide other benefits to Fund shareholders.

Furthermore, in the future, the shares may be available for purchase or sale in a secondary trading market (such as an electronic trading platform that is registered with the SEC as an alternative trading system (ATS)). Any disruption to the operations of an ATS, including a broker-dealer’s interface with an ATS, could materially disrupt trading in, or potentially result in a complete halt in the trading of, a Fund’s shares on that platform. The Funds have no current agreement to make their shares available for trading on any ATS, but may enter into such an agreement in the future. These features are not currently, and may never be, available to investors. These features would be subject to then-existing regulations and regulatory interpretations.

To the extent investors or potential investors engage in transfers between each other at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those persons under the federal securities laws or otherwise. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares. The Transfer Agent cannot ensure the reliability of any transfer other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly-evolving regulatory landscape in the United States and in other countries, which might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way the shares are issued and recorded as compared to shares in a traditional open-end investment company, there is a risk that issues that might easily be resolved by existing operations or law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on a Fund’s current or future business or the shares.

BLOCKCHAIN NETWORKS. The reliability of a network (and its underlying blockchain ledgers), whether a layer 1 or layer 2 blockchain, on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in a Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The reliability of such networks for the functionality of the shares depends upon a variety of factors, including, but not limited to:

1.	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

2.	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

3.	The continued participation of a number of trusted validators;

4.	The lack of collusion between trusted validators;

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5.	Disputes among the developers or validators of the network;

6.	Changes in the consensus or validation scheme that underlies the network;

7.	The failure of cybersecurity controls or security breaches of the network;

8.	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

9.	The existence of undiscovered technical flaws in the network;

10.	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

11.	The price of the blockchain asset associated with the respective network;

12.	The cost of transaction fees to use the network;

13.	Intellectual property rights-based or other claims against the network’s participants;

14.	The continued adoption of the network; and

15.	The maturity of the computer software programming software development kit used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect a Fund’s operations or the functionality of the shares.

Furthermore, a blockchain record stores the complete transaction history from issuance of the shares. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via the published blockchain and tools such as block explorers. Such transaction data is secured by cryptography and only a public-key-derived wallet address (and not a shareholder’s personal identifying information) will be exposed to the public on the blockchain. The personal identifying information necessary to associate a public key representing a given block of shares with the record owner of those shares will be maintained by the Transfer Agent and will not be available to the public. However, if there are data security breaches with respect to such database(s) resulting in theft of the information necessary to link personal identity with the public key and related share transactions, the stolen information could be used to determine a shareholder’s identity and complete transaction history in a Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of a Fund.

The Stellar network’s transactions are verified on the Stellar blockchain through proof-of-agreement protocol. In proof-of-agreement, the validators approve transactions in agreement with other trusted participants to achieve consensus. In contrast, the process by which Ethereum and Avalanche transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of the native digital asset into a smart contract, or computer program, stored on the network.

Further, the layer 2 blockchains of Arbitrum, Base and Optimism use “optimistic roll-ups” to validate transactions. Optimistic roll-ups combine multiple transactions into one transaction for validation, which is then published to the Ethereum blockchain ledger. Optimistic rollups assume that the transactions contained within the rollup are valid. It is possible to contest transactions through a dispute resolution mechanism if a validator suspects fraudulent behavior.

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BLOCKCHAIN REGULATION. Regulation of blockchain technologies is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Funds, and thus the Funds’ shareholders. Failure by the Funds or any Fund service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Funds (and thus to the Funds’ shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Funds’ ability to issue and redeem shares or otherwise make distributions on shares, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by a Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Funds’ current or future activities.

In addition, because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Funds’ current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks, such as Stellar and Ethereum, and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact a Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Funds and the Funds’ service providers.

OPERATIONS AND TECHNOLOGY. The Funds, their service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds’ service providers, counterparties, or other market participants or data within them (a “cyber-attack”). In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. If such an event occurs, a Fund may incur substantial costs, including those associated with forensic analysis of the origin and scope of the event; increased and upgraded cybersecurity; investment losses from sabotaged trading systems; identity theft; unauthorized use of proprietary information; litigation; adverse investor reaction; the dissemination of confidential and proprietary information; and reputational damage. Any such event could expose a Fund to civil liability as well as regulatory inquiry and/or action. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct a Fund’s operations.

A discussion of some of the other risks associated with an investment in each Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of the investment strategies and types of investments used by some or all of the Funds is set forth below. The Asset Allocation Fund principally invests in “Investment Company Securities”, as described below, and thereby obtains exposure to the non-derivative investments described below, as applicable, through such Investment Company Securities as opposed to investing directly in such investments. With respect to derivatives, the Asset Allocation Fund may invest in such investments directly or may have exposure through its investments in Investment Company Securities that hold derivatives.

BANK DEPOSITS AND OBLIGATIONS. Each Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in a Fund.

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COMMERCIAL PAPER. The Fixed Income Funds and Asset Allocation Fund may invest in commercial paper. Commercial paper is an unsecured short-term promissory note with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. The commercial paper purchased by a Fund generally will be rated in the upper two short-term ratings by at least two Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality by the Adviser or the Sub-Adviser. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, the Fund is not required to dispose of the security. In the event of such an occurrence, the Adviser or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund. Commercial paper issuers in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(a)(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. A Fund will not use derivatives to increase leverage, and each Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

Regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by a Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Regulatory developments also may change the way in which a Fund itself is regulated. Such developments may affect a Fund’s ability to invest or the extent to which it may invest in certain derivatives and subject the Fund to additional regulatory requirements. Complying with new requirements may increase the cost of the Fund’s investments and the cost of implementing the Fund’s investment program and related operations, which could adversely affect the Fund’s performance. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on a Fund’s use of derivatives and eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Rule 18f-4 imposes limits on the amount of leverage risk to which a Fund may be exposed through certain derivative instruments that may oblige a Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, a Fund’s investment in such derivatives is limited through a value-at-risk (“VaR”) test. If a Fund uses derivatives in more than a limited specified exposure amount, it is required to establish and maintain a derivatives risk management program, subject to oversight by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), and appoint a derivatives risk manager to implement such program.

Forwards, swaps and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, a Fund using currency forwards may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to a Fund of trading or otherwise affect returns to investors in such Fund.

With regard to each Fund, WisdomTree Digital Management expects to claim relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Digital Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

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Swap Agreements and Options on Swap Agreements. Each Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. When a Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The Funds may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when a Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options and Options on Futures Contracts. Each Fund may use futures contracts and related options: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. A Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

Each Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

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Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

A Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

EQUITY SECURITIES. Each Equity Fund invests in equity securities and the Asset Allocation Fund invests in ETFs which have attributes of equity securities described herein. Equity securities, such as the common stocks of an issuer or ETFs, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of a Fund’s shares to decline.

FINANCIAL SECTOR INVESTMENTS. Each Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. A Fund may lose money as a result of defaults or downgrades within the financial sector.

FIXED INCOME SECURITIES. The Fixed Income Funds and Asset Allocation Fund invest (and the Equity Funds may invest) in fixed income securities, U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed income funds may be higher than normal.

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FLOATING AND ADJUSTABLE RATE NOTES. Each Fixed Income Fund and the Asset Allocation Fund may invest (and the Floating Rate Treasury Digital Fund invests) in floating rate public obligations of the U.S. Treasury. The Funds may also invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by a Fund may not be longer than 397 days (and therefore would be considered to be within a Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of a Fund.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize a Fund to invest in securities, contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID INVESTMENTS. Although the Funds do not intend to do so, as a matter of policy, each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. A Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in the current market conditions in seven calendar days or less without the sale or disposition significantly changing the market of the investment. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A under the Securities Act, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) under the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. Each Fund may invest (and the Asset Allocation Fund invests) in the securities of other investment companies (including ETFs), including ETFs that are advised by an affiliate of the Adviser. Unless otherwise permitted by the 1940 Act or rule thereunder, the 1940 Act generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Asset Allocation Fund invests in excess of such limits in reliance on provisions and/or rules under the 1940 Act.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for a Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

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Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when a Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Equity Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. Each Fixed Income Fund and the Asset Allocation Fund invest (and the Equity Funds may invest) in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of each Fund’s applicable Sub-Adviser. The Trust has delegated to the Sub-Advisers the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and each Sub-Adviser’s role in implementing such guidelines.

All Voya Managed Funds

Voya IM has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Voya IM seeks to act in the best interest of its clients and in accordance with its fiduciary duties. Specific votes depend on the particular facts and circumstances of each proxy vote. Voya IM generally votes in support of decisions reached by independent boards of directors. The policy establishes additional guidance to promote independence, alignment of compensation with long-term performance, and prudent fiscal management with respect to votes on specific matters, such as individual board elections, executive compensation, and capitalization. Voya IM seeks to avoid material conflicts of interest through the application of detailed proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors.

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All Mellon Managed Funds

As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, Mellon will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist Mellon in that process, it retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, Mellon also retains Glass Lewis for research services only.

Mellon seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, Mellon has adopted and implemented Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which Mellon has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

Mellon will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock. It is the policy of Mellon not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where Mellon has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any Mellon accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure. Clients who have delegated proxy voting authority to Mellon may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities. Mellon performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and Mellon records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as a component of Mellon’s Rule 206(4)-7 compliance program.

All Funds

A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Digital Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. Once available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

INDEX DESCRIPTIONS

A description of each Index on which each Fund’s investment strategy is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies of the Fund” with certain additional details provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as Index methodology, which contains the rules that govern inclusion and weighting in each of the Indexes, is available on the Index provider’s website.

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WisdomTree Floating Rate Treasury Digital Fund. The Solactive U.S. Treasury Floating Rate Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree Short-Term Treasury Digital Fund. The Solactive U.S. 1-3 Year Treasury Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree 3-7 Year Treasury Digital Fund. The Solactive U.S. 3-7 Year Treasury Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree 7-10 Year Treasury Digital Fund. The Solactive U.S. 7-10 Year Treasury Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree Long-Term Treasury Digital Fund. The Solactive U.S. 20+ Year Treasury Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree TIPS Digital Fund. The Solactive U.S. Treasury Inflation-Linked Bond Index is rebalanced monthly, effective after the market close on the last business day of each month.

WisdomTree 500 Digital Fund. The WisdomTree 500 Index is rebalanced annually. At each reconstitution of the Index, U.S. listed equities that are eligible for inclusion in the Index that meet eligibility as described in the Fund’s Prospectus are included.

WisdomTree Technology & Innovation 100 Digital Fund. The WisdomTree Technology and Innovation 100 Index is rebalanced annually. At each reconstitution of the Index, U.S. listed equities that are eligible for inclusion in the Index that meet eligibility as described in the Fund’s Prospectus are included.

Number of Index Components. The approximate number of components of each Index is disclosed herein as of September 30, 2024.

Name of Index	Approximate Number of Components
Solactive U.S. Treasury Floating Rate Bond Index	[8]
Solactive U.S. 1-3 Year Treasury Bond Index	[97]
Solactive U.S. 3-7 Year Treasury Bond Index	[96]
Solactive U.S. 7-10 Year Treasury Bond Index	[13]
Solactive U.S. 20+ Year Treasury Bond Index	[40]
Solactive U.S. Treasury Inflation-Linked Bond Index	[48]
WisdomTree 500 Index	[500]
WisdomTree Technology and Innovation 100 Index	[100]

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

Information about each Fund’s portfolio holdings will be made available each business day.

Access to a Fund’s portfolio holdings prior to daily publication is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund will disclose its portfolio holdings online at www.wisdomtree.com/investments. Online disclosure of such holdings is publicly available at no charge.

Each Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

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Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below and its investment objective, which is also a non-fundamental policy, without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding senior securities, “senior securities” are generally Fund obligations that have a priority over a Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act generally prohibits a Fund from issuing senior securities, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks. A Fund also may borrow an amount equal to up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

Borrowing

Borrow money, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding borrowing, the 1940 Act generally permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of a Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of a Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

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Concentration of Investments

 All Funds (except the WisdomTree 500 Digital Fund)

A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute a concentration.

WisdomTree 500 Digital Fund

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval. Prior to any change in a Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

Each Fixed Income Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of its underlying Index, and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. A Fixed Income Fund’s investment in derivatives, if any, will be included in its net assets when determining whether the Fund satisfies the 80% test described above and the Fund values those derivatives at market value.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor (as defined below) and Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Sub-Adviser are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Investment Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.

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The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Digital Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Joseph Keenan, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (75%) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022 – present; President, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022-present; Chairman of the Board, 2022-present.	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	13	Trustee, ALPS ETF Trust

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Mary Moran Zeven* (1961)	Trustee, 2022-present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	13	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022-present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	13	None

Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer, WisdomTree Digital Management since 2022; Chief Operating Officer, WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

William Peck*** (1990)	Vice President, 2022-present	Head of Digital Assets, WisdomTree Digital++, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	13	Not Applicable

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022-present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital++, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	13	Not Applicable

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022-present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	13	Not Applicable

John Davidson*** (1960)	AML Compliance Officer, 2022-present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	13	Not Applicable

David Castano*** (1971)	Treasurer, 2022-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	13	Not Applicable

Clint Martin*** (1977)	Assistant Treasurer, 2022-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	13	Not Applicable

Joshua Mayo*** (1989)	Assistant Secretary, 2022-present	Senior Counsel, Digital Assets, WisdomTree Digital++, since 2023 (previously Counsel from 2022-2023); Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	13	Not Applicable

_________________

* Chair of the Governance and Nominating Committee

** Chair of the Audit Committee

*** Elected by, and serves at the pleasure of, the Board.

+ As of November 1, 2024.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

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Trustees Who Are Not Interested Persons of the Trust

Audit Committee. Messrs. Fusco and Keenan and Ms. Moran Zeven, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2024,the Audit committee held [____] meetings.

Governance and Nominating Committee. Ms. Moran Zeven and Messrs. Keenan and Fusco, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2024, the Governance and Nominating Committee held [____] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Keenan is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, investment products and new financial technologies. His experience includes global fund services and operations, global fund relationship management, evolving financial products and financial technologies and financial services business development.

The Board has concluded that Ms. Moran Zeven is qualified to serve as Trustee of the Trust because of the experience she has gained in the financial services and legal industries. Her experience includes global fund services and operations, with a particular focus on related legal matters, as well as overseeing a graduate program in banking and financial law at a major university focused on the evolving global financial industry and application of laws related thereto.

The Board has concluded that Mr. Fusco is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, financial pricing data and new financial technologies. His experience includes complex financial product and data analysis, complex pricing data and services, and financial services data extraction and artificial intelligence technology.

The Board has concluded that Mr. Bell is qualified to serve as Trustee of the Trust because of the experience he has gained as Chief Operating Officer of WisdomTree Asset Management, Inc. and the Adviser, the experience he has gained serving as Director of International Business for WisdomTree Asset Management, Inc., and his knowledge of and experience in the financial services industry.

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Fund Shares Owned by Board Members. No Trustee had any “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year.

Board Compensation. For the fiscal year ended June 30, 2024, the Independent Trustees received an annual fee of $50,000, with the Board Chair receiving an additional fee of $20,000 and each Committee Chair receiving an additional fee of $10,000 per annum, payable in quarterly increments at each quarterly meeting.

Control Persons and Principal Holders of Securities.

As of October [____], 2024, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding shares of a Fund is set forth in the table below.  In addition, certain officers, employees, accounts or affiliates of WisdomTree Digital Management, Inc., or third parties, may from time to time own a substantial amount of a Fund’s shares, including as an initial or seed investor.

Name of Fund	Held By	% of Fund
WisdomTree Floating Rate Treasury Digital Fund	WisdomTree, Inc. 250 West 34th Street, 3rd Floor | New York, NY 10119	--
	[____]	--
WisdomTree Short-Term Treasury Digital Fund	WisdomTree, Inc.	--
	[____]	--
WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree, Inc.	--
WisdomTree 7-10 Year Treasury Digital Fund	WisdomTree, Inc.	--
WisdomTree Long-Term Treasury Digital Fund	WisdomTree, Inc.	--
WisdomTree TIPS Digital Fund	WisdomTree, Inc.	--
WisdomTree Short-Duration Income Digital Fund	WisdomTree, Inc.	--
WisdomTree 500 Digital Fund	WisdomTree, Inc.	--
WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree, Inc.	--

Persons or entities who beneficially own more than 25% of a Fund may be deemed to control the Fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

Investment Adviser.

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware corporation registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser also provides oversight of the Sub-Advisers, monitoring of the Sub-Advisers’ buying and selling of securities for the Fund, and review of the Sub-Advisers’ performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending (when implemented), and all other non-distribution-related services necessary for the Funds to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for each Fund, including:

•	Overseeing the Trust’s insurance program;
•	Overseeing and coordinating all governance matters for the Trust;
•	Coordinating meetings of the Board of Trustees;
•	Coordinating with outside counsel on all Trust related legal matters;
•	Coordinating the preparation of the Trust’s financial statements;
•	Coordinating all regulatory filings and shareholder reporting;
•	Overseeing each Fund’s tax status and tax filings;
•	Providing the Trust with records concerning the activities that the Trust is required to maintain; and
•	Rendering applicable reports to the Trust's officers and Board of Trustees.

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The Adviser’s experience is limited to managing the Funds and the Adviser has limited experience in blockchain technology.

The Trust pays the Adviser a management fee, based on a percentage of each Fund’s average daily net assets, indicated below.

Fund	Management Fee Rate
WisdomTree Floating Rate Treasury Digital Fund	0.05%
WisdomTree Short-Term Treasury Digital Fund	0.05%
WisdomTree 3-7 Year Treasury Digital Fund	0.05%
WisdomTree 7-10 Year Treasury Digital Fund	0.05%
WisdomTree Long-Term Treasury Digital Fund	0.05%
WisdomTree TIPS Digital Fund	0.05%
WisdomTree Short-Duration Income Digital Fund	0.15%
WisdomTree 500 Digital Fund	0.05%
WisdomTree Technology & Innovation 100 Digital Fund	0.10%

With regards to the management fee under the Investment Advisory Agreement for each Fund, the Adviser provides investment advisory services and pays each Fund’s operating expenses, with certain exceptions, in return for a “unitary fee.”

For the fiscal year ended June 30, 2024, the Adviser received the following fees:

For the Fiscal Year Ended June 30, 2024
Fund Name	Commencement of Operations	Gross Advisory Fee		Advisory Fee Waived	Net Advisory Fee
WisdomTree Floating Rate Treasury Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree Short-Term Treasury Digital Fund	12/14/2022	$	[__]	-	$	[__]
WisdomTree 3-7 Year Treasury Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree 7-10 Year Treasury Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree Long-Term Treasury Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree TIPS Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree Short-Duration Income Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree 500 Digital Fund	1/19/2023	$	[__]	-	$	[__]
WisdomTree Technology & Innovation 100 Digital Fund	1/19/2023	$	[__]	-	$	[__]

The Adviser, from its own resources, including profits from management fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Additional Arrangements with WisdomTree Digital Management

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Funds’ shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Funds, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, each Fund shall pay an annual fee to WisdomTree of 0.00% of its average daily net assets (the “Services Fee”). Such Services Fee may be increased upon approval by a majority of the Board and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to each Fund’s shareholders. The initial term of such contractual arrangement is one (1) year, which will automatically renew from year to year provided such continuance is approved by a majority of the Board. Either party may choose to not renew by providing written notice to the other at least thirty (30) days prior to the next renewal period

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Sub-Advisers.

Voya Investment Management Co. LLC. Voya Investment Management Co. LLC (“Voya IM”) serves as sub-adviser to, and is responsible for, the day-to-day management of the Fixed Income Funds. Voya IM, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, New York 10169. Voya IM manages each Fixed Income Fund portfolio investments and places orders to buy and sell each such Fund’s portfolio investments. The Adviser pays Voya IM for providing sub-advisory services to the Fixed Income Funds.

Voya IM believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Voya IM from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Fixed Income Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve a Fund’s Sub-Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers.

Voya IM utilizes a team of investment professionals acting together to manage the Fixed Income Funds’ assets. Each Fund is managed by Voya IM’s Fixed Income Team. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of each Fixed Income Fund’s portfolio are Brian Timberlake, CFA, PhD, Andrew Higley, CFA, and Anuranjan Sharma .

As of June 30, 2024, the Fixed Income Team managed [__] registered investment companies with approximately $[__] in assets; [__] pooled investment vehicles; and [__] other accounts with approximately $[__] in assets.

Portfolio Manager Fund Ownership. As of September 30, 2024, [none of the portfolio managers owned shares of the WisdomTree Fixed Income Funds.]

Portfolio Manager Compensation.

Voya IM’s overall results include a review of firm profitability, team performance and the investment professionals’ individual performance, all of which influence the outcome of the discretionary bonus award recommendation process. The measures for each team are reviewed on an annual basis by the firm’s Executive Management, and includes the measure of investment performance versus benchmark and peer groups over one-, three- and five-year periods, and contributions to the firm’s revenue growth, and profitability.

The annual incentive bonus may be subject to a deferral mechanism into a long-term compensation plan, as determined by the plan in effect at the time of payment. In addition, if an employee’s fixed base salary compensation exceeds a particular threshold, the employee may participate in Voya IM deferred compensation plan.

Voya IM’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. Participants are eligible to receive annual awards determined by the Management Committee based largely on investment performance and their contribution to firm performance. Awards are based on the current year’s performance as defined by the Voya IM long term incentive plan. Awards may include a combination of performance share units, restricted stock units, and/or a notional investment in a predefined set of Voya IM Mutual Funds. Awards are subject to a time based vesting schedule.

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Mellon Investments Corporation. Mellon Investments Corporation (“Mellon”) serves as sub-adviser to, and is responsible for the day-to-day management of the Equity Funds and the Asset Allocation Fund. Mellon, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. Mellon manages each Equity Fund’s and Asset Allocation Fund’s portfolio investments and places orders to buy and sell such Funds’ portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to each Fund.

Mellon believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Equity Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Fund’s Sub-Advisory Agreement, WisdomTree Digital Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Digital Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers.

Mellon utilizes a team of investment professionals acting together to manage the Equity Fund’s assets. The Equity Funds are managed by Mellon’s Equity Index Strategies Team. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in each Fund’s portfolio as it deems appropriate in the pursuit of each Fund’s investment objective.

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta and Michael Stoll.

As of September 30, 2024, Mellon’s Equity Index Strategies Portfolio Management team managed [__] registered investment companies with approximately $[__] in assets; [__] pooled investment vehicles with approximately $[__] in assets; and [__] other accounts with approximately $[__] in assets.

Portfolio Manager Fund Ownership. As of September 30, 2024, [none of the portfolio managers owned shares of the Equity Funds.]

Portfolio Manager Compensation.

Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of its clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

Base salary

Annual cash incentive

Long-Term Incentive Plan

Deferred cash for investment

BNY Mellon restricted stock units and/or

Mellon Equity

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Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Description of Material Conflicts of Interest – Voya IM.

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fixed Income Funds. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fixed Income Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fixed Income Funds.

Description of Material Conflicts of Interest – Mellon.

The Adviser will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. The Adviser’s compliance policies are designed to ensure that all client accounts are treated equitably over time.

All Funds

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or the applicable investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). These dual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

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Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non- discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions.

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Portfolio Managers may decide to invest some or all of their temporary investments in money market or similar accounts advised or managed by a Sub-Adviser affiliate. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The portfolio managers have an incentive to allocate investments to these types of affiliated accounts in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub- advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in a Fund in order for such assets to act as seed capital, to increase the fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by a Fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Advisers’ existing and future employees may from time to time invest in products managed by the Sub-Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

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Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple the Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Sub-Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Adviser and the Sub-Advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator and Custodian. State Street Bank and Trust Company (“State Street”) serves as administrator and custodian for the Funds. State Street’s principal address is One Congress Street, Boston, Massachusetts 02114. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and each Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Funds. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

Transfer Agent. WisdomTree Transfers, Inc. (“WisdomTree Transfers”) serves as Transfer Agent for the Trust and its principal address is 250 West 34th Street, 3rd Floor, New York, NY 10119. WisdomTree Transfers has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as transfer agent for the authorized and issued shares of beneficial interest for the Funds and as dividend disbursing agent of the Trust. WisdomTree Transfers maintains the official record of share ownership with a blockchain integrated record-keeping system on one or more blockchains. The Transfer Agent’s experience is limited to the Funds and the Transfer Agent has limited experience in blockchain technology. As compensation for the foregoing services, WisdomTree Transfers receives certain out-of-pocket costs and account fees.

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Securities Lending Activities. To the extent a lending agent (“Lending Agent”) is engaged, such lending agent will be responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). The Lending Agent would lend available securities with any person on its list of approved borrowers, including any affiliate thereof. Lending Agent would determine whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Lending Agent would ensure that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to a Fund’s relevant account on the date such amounts are delivered by the borrower to Lending Agent. Lending Agent would receive and hold, on a Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Lending Agent would mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Lending Agent would return the collateral to the borrower upon the return of the loaned securities to Lending Agent. Lending Agent would invest cash collateral in accordance with the Securities Lending Agreement. Lending Agent would maintain such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to each Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Lending Agent would perform compliance monitoring and testing of the securities lending program and, on a quarterly basis, make available to the Board a statement describing the outstanding loans and income made on such loans during the period.

The Funds have not engaged a Lending Agent and accordingly have not engaged in any lending activity as of the end of the most recent fiscal year and as such, such that it had no fees and/or compensation for securities lending activities and related services.

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually.

BROKERAGE TRANSACTIONS

The Sub-Advisers assume general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Advisers’ policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Advisers based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as if they may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Advisers do not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by each Fund for the fiscal period ended June 30, 2024.

Fund Name	Commissions Paid for Fiscal Year Ended June 30, 2024
WisdomTree Floating Rate Treasury Digital Fund	$	[__]
WisdomTree Short-Term Treasury Digital Fund		[__]
WisdomTree 3-7 Year Treasury Digital Fund		[__]
WisdomTree 7-10 Year Treasury Digital Fund		[__]
WisdomTree Long-Term Treasury Digital Fund		[__]
WisdomTree TIPS Digital Fund		[__]
WisdomTree Short-Duration Income Digital Fund		[__]
WisdomTree 500 Digital Fund		[__]
WisdomTree Technology & Innovation 100 Digital Fund		[__]

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Affiliated Brokers

During the fiscal period ended June 30, 2024, [the Funds did not pay any commissions to any affiliated brokers.]

Regular Broker-Dealers

The following table lists each Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal period ended June 30, 2024, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of June 30, 2024.

Fund Name	Name of Broker or Dealer		Aggregate Value of Holdings as of June 30, 2024
WisdomTree Floating Rate Treasury Digital Fund	None		-
WisdomTree Short-Term Treasury Digital Fund	None		-
WisdomTree 3-7 Year Treasury Digital Fund	None		-
WisdomTree 7-10 Year Treasury Digital Fund	None		-
WisdomTree Long-Term Treasury Digital Fund	None		-
WisdomTree TIPS Digital Fund	None		-
WisdomTree Short-Duration Income Digital Fund	None		-
WisdomTree 500 Digital Fund	[JPMorgan Chase & Co.]	$	[__]
	[Bank of America Corp.]		[__]
	[Wells Fargo & Co.]		[__]
	[Morgan Stanley]		[__]
	[Citigroup, Inc.]		[__]
WisdomTree Technology & Innovation 100 Digital Fund	[None]		-

Portfolio Turnover

Portfolio turnover rates for the fiscal period ended June 30, 2024, are included in each Fund’s prospectus. Portfolio turnover may vary from year to year, as well as within a year. If a Fund grows in size, there may be greater shareholder activity which may lead to higher portfolio turnover [Variation discussion to be added]. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from each Fund to be taxed as ordinary income which may limit the tax efficiency of a Fund.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Each share of a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Shareholders may make inquiries by writing to the Trust, c/o WisdomTree Digital Trust, 250 West 34th Street, 3rd Floor, New York, New York 10119.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

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Qualification as a Regulated Investment Company. Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, reduced by certain deductible expenses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

A Fund’s failure to qualify as a RIC could cause shareholders to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Fund” for a more detailed explanation of the risks associated with a Fund’s failure to qualify as a RIC.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are fully distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.

However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt interest and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at the regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

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If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment company taxable income are generally taxable as ordinary income, assuming the Fund has sufficient earnings and profits. Distributions from the Fund’s net capital gain, if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of Capital Gain Dividends are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. For individuals, long- term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment company taxable income reported by a Fund as “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends- received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by a Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to the Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to the Fund shares.

Since the Funds’ income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by each Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Distributions from the Funds and capital gain on the sale of such Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds are generally required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

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A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a non-U.S. person has a trade or business in the United States, and income from a Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

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In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Each Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price a Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by the Index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. A Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute its net realized capital gains, if any, to shareholders. A Fund may occasionally be required to make supplemental distributions at some other time during the year.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at One Oxford Centre, 32nd Floor, Pittsburgh, PA 15219-6401 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended June 30, 2024 and as filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

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WisdomTree Digital Trust

WisdomTree Siegel Global Equity Digital Fund (the “Fund”)

Dated November 1, 2024

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TICKER                    EQTYX

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This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund’s prospectus, dated November 1, 2024, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

A free copy of the current Prospectus is available through the mobile application, WisdomTree Prime (App), made available by WisdomTree, which is available for download through the Apple App Store and Google Play. You can also view the current Prospectus and the annual/semi-annual report online through www.wisdomtree.com/investments.

Mutual funds and other investment products:

•     are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•     are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•     are subject to investment risks, including the possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on April 19, 2021, and has multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust and is “diversified” within the meaning of the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as the investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to collectively as the “Advisers”. WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) is the ultimate parent company of the Adviser.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

INVESTMENT STRATEGY AND RISKS

GENERAL RISKS.

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, increase the expenses incurred by the Fund and/or affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

The respiratory illness COVID-19 has spread globally for over three years, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. However, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. As a result, many global economies, including the U.S. economy, have either re-opened fully or decreased significantly the number of public safety measures in place that are designed to mitigate virus transmission. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to effective vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of the Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

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It is impossible to predict the effects on the Fund of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the net asset value per share (“NAV”) and/or risk profile of the Fund.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions.

The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in the Fund could lose money over short or long periods of time. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed income securities with longer-term maturities. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Although certain Fixed Income Funds invest in short-term U.S. and/or non-U.S. money market securities, such Funds do not seek to maintain a constant NAV and are not traditional money market funds. Certain other Fixed Income Funds also invest in intermediate and long-term U.S. and/or non-U.S. money market securities.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, health or banking crises.

Issuer-specific conditions may also affect the value of the Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in the wake of the COVID- 19 pandemic and volatility has continued to be experienced in the markets. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

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BLOCKCHAIN TECHNOLOGY. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered on a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategy, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to 33% of its net assets, but under normal market conditions, the Fund does not expect to borrow greater than 10% of the Fund’s net assets. The Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption or various other forms of cybersecurity breaches. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cyber-attacks affecting the Funds or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, other third-party service providers, the App, blockchain networks or intermediaries may adversely impact the Funds or their shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, impede trading or cause the release of private shareholder information or confidential company information, which may require attendant breach notification and credit monitoring costs, and subject the Fund to regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs). The Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Because technology is frequently changing, new ways to carry out cyber-attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyberattack. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

LIQUIDITY RISK. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer’s securities were more widely held. The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

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The market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

MARKET RISK. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) and its shareholders, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If for any taxable year the Fund does not qualify as a RIC and were ineligible to or were not to cure such failure, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please refer to the section of this SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund.

The following is a description of other risks associated with distributed ledger technology:

USE OF BLOCKCHAIN. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The use of blockchain technology for an open-end registered investment company, such as the Fund, is untested. In the event of a conflict between the blockchain record and the record held by the Funds’ transfer agent, WisdomTree Transfers, Inc. (“Transfer Agent”), the Transfer Agent’s record will be determinative.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Users of the blockchain networks generally must pay transaction fees (such as in the form of “ether,” or “lumens,” the native digital assets for the operation of Ethereum or Stellar, respectively) to the networks in order to validate or consummate a transaction. Such transaction fees are generally intended to protect the networks from frivolous or malicious computational tasks, or otherwise paid in relation to tasks being performed by the blockchain or other operational considerations associated with the blockchain. Because blockchains networks impose different transaction fees, certain networks may be less efficient or more costly for smaller accounts or smaller transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions, including in relation to upgrades on changes in the applicable blockchain, or the inability or other challenges, including fraud considerations or transaction invalidity, of a layer 2 blockchain in publishing information to a layer 1 blockchain. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Funds could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Funds may choose to reevaluate a particular network for the Fund’s shares in the event of future or recurring delays.

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In the future, the ownership of the Fund’s shares may be maintained and recorded on a blockchain network without integrated off-chain recordkeeping, although there is no guarantee that this will occur. The Funds’ Adviser believes that the use of blockchain may, in the future, permit reduced settlement times and provide other benefits to Fund shareholders.

Furthermore, in the future, the shares may be available for purchase or sale in a secondary trading market (such as an electronic trading platform that is registered with the SEC as an alternative trading system (ATS)). Any disruption to the operations of an ATS, including a broker-dealer’s interface with an ATS, could materially disrupt trading in, or potentially result in a complete halt in the trading of, the Fund’s shares on that platform. The Fund has no current agreement to make its shares available for trading on any ATS, but may enter into such an agreement in the future. These features are not currently, and may never be, available to investors. These features would be subject to then-existing regulations and regulatory interpretations.

To the extent investors or potential investors engage in transfers between each other at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those persons under the federal securities laws or otherwise. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares. The Transfer Agent cannot ensure the reliability of any transfer other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly-evolving regulatory landscape in the United States and in other countries, which might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way the shares are issued and recorded as compared to shares in a traditional open-end investment company, there is a risk that issues that might easily be resolved by existing operations or law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

BLOCKCHAIN NETWORKS. The reliability of a network (and its underlying blockchain ledgers), whether a layer 1 or layer 2 blockchain, on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The reliability of such networks for the functionality of the shares depends upon a variety of factors, including, but not limited to:

1.	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

2.	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

3.	The continued participation of a number of trusted validators;

4.	The lack of collusion between trusted validators;

5.	Disputes among the developers or validators of the network;

6.	Changes in the consensus or validation scheme that underlies the network;

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7.	The failure of cybersecurity controls or security breaches of the network;

8.	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

9.	The existence of undiscovered technical flaws in the network;

10.	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

11.	The price of the blockchain asset associated with the respective network;

12.	The cost of transaction fees to use the network;

13.	Intellectual property rights-based or other claims against the network’s participants;

14.	The continued adoption of the network; and

15.	The maturity of the computer software programming software development kit used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect the Fund’s operations or the functionality of the shares.

Furthermore, a blockchain record stores the complete transaction history from issuance of the shares. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via the published blockchain and tools such as block explorers. Such transaction data is secured by cryptography and only a public-key-derived wallet address (and not a shareholder’s personal identifying information) will be exposed to the public on the blockchain. The personal identifying information necessary to associate a public key representing a given block of shares with the record owner of those shares will be maintained by the Transfer Agent and will not be available to the public. However, if there are data security breaches with respect to such database(s) resulting in theft of the information necessary to link personal identity with the public key and related share transactions, the stolen information could be used to determine a shareholder’s identity and complete transaction history in the Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of the Fund.

The Stellar network’s transactions are verified on the Stellar blockchain through proof-of-agreement protocol. In proof-of-agreement, the validators approve transactions in agreement with other trusted participants to achieve consensus. In contrast, the process by which Ethereum and Avalanche transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of the native digital asset into a smart contract, or computer program, stored on the network.

Further, the layer 2 blockchains of Arbitrum, Base and Optimism use “optimistic roll-ups” to validate transactions. Optimistic roll-ups combine multiple transactions into one transaction for validation, which is then published to the Ethereum blockchain ledger. Optimistic rollups assume that the transactions contained within the rollup are valid. It is possible to contest transactions through a dispute resolution mechanism if a validator suspects fraudulent behavior.

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BLOCKCHAIN REGULATION. Regulation of blockchain technologies is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Fund, and thus the Fund’s shareholders. Failure by the Fund’s service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks, such as Stellar and Ethereum, and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

OPERATIONS AND TECHNOLOGY. The Fund, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants, the App, or data within them (a “cyber-attack”). In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. If such an event occurs, the Fund may incur substantial costs, including those associated with forensic analysis of the origin and scope of the event; increased and upgraded cybersecurity; investment losses from sabotaged trading systems; identity theft; unauthorized use of proprietary information; litigation; adverse investor reaction; the dissemination of confidential and proprietary information; and reputational damage. Any such event could expose the Fund to civil liability as well as regulatory inquiry and/or action. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of the investment strategies and types of investments used by the Fund is set forth below. The Fund expects to principally invest in “Investment Company Securities”, as described below, and thereby expects to obtain exposure to the non-derivative investments described below, as applicable, through such Investment Company Securities as opposed to investing directly in such investments. With respect to derivatives, the Fund may invest in such investments directly or may have exposure through its investments in Investment Company Securities that hold derivatives.

BANK DEPOSITS AND OBLIGATIONS. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

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DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. The Fund will not use derivatives to increase leverage, and the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

Regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by the Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Regulatory developments also may change the way in which the Fund itself is regulated. Such developments may affect the Fund’s ability to invest or the extent to which it may invest in certain derivatives and subject the Fund to additional regulatory requirements. Complying with new requirements may increase the cost of the Fund’s investments and the cost of implementing the Fund’s investment program and related operations, which could adversely affect the Fund’s performance. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on the Fund’s use of derivatives and eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Rule 18f-4 imposes limits on the amount of leverage risk to which the Fund may be exposed through certain derivative instruments that may oblige the Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, the Fund’s investment in such derivatives is limited through a value-at-risk (“VaR”) test. If the Fund uses derivatives in more than a limited specified exposure amount, it is required to establish and maintain a derivatives risk management program, subject to oversight by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), and appoint a derivatives risk manager to implement such program.

Forwards, swaps and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, the Fund using currency forwards may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to the Fund of trading or otherwise affect returns to investors in the Fund.

With regard to the Fund, WisdomTree Digital Management expects to claim relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Digital Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to the Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Swap Agreements and Options on Swap Agreements. The Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

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Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, the Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when the Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options and Options on Futures Contracts. The Fund may use futures contracts and related options: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular asset (e.g., bitcoin futures or ether futures), market, instrument or index. To the extent the Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

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Options on Futures Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

EQUITY SECURITIES. The Fund invests in equity securities and in ETFs which have attributes of equity securities described herein.. Equity securities, such as the common stocks of an issuer or ETFs, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s shares to decline.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed income funds may be higher than normal.

FLOATING AND ADJUSTABLE RATE NOTES. The Fund may invest in floating rate public obligations of the U.S. Treasury. The Fund may also invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

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These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize the Fund to invest in securities, contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID INVESTMENTS. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in the current market conditions in seven calendar days or less without the sale or disposition significantly changing the market of the investment. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A under the Securities Act, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) under the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. The Fund will invest in the securities of other investment companies (including ETFs), including ETFs that are advised by an affiliate of the Adviser. Unless otherwise permitted by the 1940 Act or rule thereunder, the 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund invests in excess of such limits in reliance on provisions and/or rules under the 1940 Act.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Investor protection regimes in foreign countries also may not be comparable to that in the U.S. For example, it may be more difficult to bring claims common in the U.S., including securities class action and fraud claims, or for U.S. regulators to bring enforcement actions against issuers in foreign countries. As a result, the Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S. This risk may be heightened in emerging market countries where legal regimes are generally less developed and legal protections governing private and foreign investments may not yet exist or be in the early stages of development. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

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Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) limited investor rights and legal or practical remedies. Emerging markets are generally less liquid and less efficient than developed securities markets. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause the Fund's shares to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Fund’s Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, Mellon will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist Mellon in that process, it retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, Mellon also retains Glass Lewis for research services only.

Mellon seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, Mellon has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which Mellon has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

Mellon will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock. It is the policy of Mellon not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where Mellon has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any Mellon accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure. Clients who have delegated proxy voting authority to Mellon may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities. Mellon performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and Mellon records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as a component of Mellon’s Rule 206(4)-7 compliance program.

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A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. Once available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

Information about the Fund’s portfolio holdings will be made available each business day.

Access to the Fund’s portfolio holdings prior to daily publication is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund will disclose its portfolio holdings online at www.wisdomtree.com/investments. Online disclosure of such holdings is publicly available at no charge.

The Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below and its investment objective, which is also a non-fundamental policy, without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding senior securities, “senior securities” are generally Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act generally prohibits the Fund from issuing senior securities, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks. The Fund also may borrow an amount equal to up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

Borrowing

Borrow money, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding borrowing, the 1940 Act generally permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

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Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute a concentration.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes in a diversified portfolio of U.S. and international equity (which may include emerging market equities) ETFs, and investments that have economic characteristics that are substantially identical to the economic characteristics of such securities, such as derivatives. The Fund’s investment in derivatives, if any, will be included in its net assets when determining whether the Fund satisfies the 80% test described above and the Fund values those derivatives at market value.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor (as defined below) and Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Sub-Adviser are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

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The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Investment Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Digital Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

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The Chairman of the Board, Joseph Keenan, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (75%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022 – present; President, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022-present; Chairman of the Board, 2022-present.	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	13	Trustee, ALPS ETF Trust

Mary Moran Zeven* (1961)	Trustee, 2022-present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	13	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022-present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	13	None

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Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer, WisdomTree Digital Management since 2022; Chief Operating Officer, WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

William Peck*** (1990)	Vice President, 2022-present	Head of Digital Assets, WisdomTree Digital++, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	13	Not Applicable

Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022-present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital++, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	13	Not Applicable

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022-present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	13	Not Applicable

John Davidson*** (1960)	AML Compliance Officer, 2022-present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	13	Not Applicable

David Castano*** (1971)	Treasurer, 2022-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	13	Not Applicable

Clint Martin*** (1977)	Assistant Treasurer, 2022-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	13	Not Applicable

Joshua Mayo*** (1989)	Assistant Secretary, 2022-present	Senior Counsel, Digital Assets, WisdomTree Digital++, since 2023 (previously Counsel from 2022-2023); Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	13	Not Applicable

________________________________________

* Chair of the Governance and Nominating Committee

** Chair of the Audit Committee

*** Elected by, and serves at the pleasure of, the Board.

+ As of November 1, 2024.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

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Trustees Who Are Not Interested Persons of the Trust

Audit Committee. Messrs. Fusco and Keenan and Ms. Moran Zeven, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2024, the Audit committee held [___] meetings.

Governance and Nominating Committee. Ms. Moran Zeven and Messrs. Keenan and Fusco, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2024, the Governance and Nominating Committee held [___] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Keenan is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, investment products and new financial technologies. His experience includes global fund services and operations, global fund relationship management, evolving financial products and financial technologies and financial services business development.

The Board has concluded that Ms. Moran Zeven is qualified to serve as Trustee of the Trust because of the experience she has gained in the financial services and legal industries. Her experience includes global fund services and operations, with a particular focus on related legal matters, as well as overseeing a graduate program in banking and financial law at a major university focused on the evolving global financial industry and application of laws related thereto.

The Board has concluded that Mr. Fusco is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, financial pricing data and new financial technologies. His experience includes complex financial product and data analysis, complex pricing data and services, and financial services data extraction and artificial intelligence technology.

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The Board has concluded that Mr. Bell is qualified to serve as Trustee of the Trust because of the experience he has gained as Chief Operating Officer of WisdomTree Asset Management, Inc. and the Adviser, the experience he has gained serving as Director of International Business for WisdomTree Asset Management, Inc., and his knowledge of and experience in the financial services industry.

Fund Shares Owned by Board Members. Since the Fund had not commenced operations prior to the end of the most recently completed calendar year, no Trustee had any “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year.

Board Compensation. For the fiscal year ended June 30, 2024, the Independent Trustees received an annual fee of $50,000, with the Board Chair receiving an additional fee of $20,000 and each Committee Chair receiving an additional fee of $10,000 per annum, payable in quarterly increments at each quarterly meeting.

Control Persons and Principal Holders of Securities.

As of October [____], 2024, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding shares of a Fund is set forth in the table below.  In addition, certain officers, employees, accounts or affiliates of WisdomTree Digital Management, Inc. (such as WisdomTree, 250 West 34th Street, 3rd Floor, New York, NY), or third parties, may from time to time own a substantial amount of the Fund’s shares, including as an initial or seed investor.

[table to be provided via amendment]

Investment Adviser.

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware corporation registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser also provides oversight of the Sub-Adviser’s monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending (when implemented), and all other non-distribution-related services necessary for the Fund to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for the Fund, including:

•	Overseeing the Trust’s insurance program;
•	Overseeing and coordinating all governance matters for the Trust;
•	Coordinating meetings of the Board of Trustees;
•	Coordinating with outside counsel on all Trust related legal matters;
•	Coordinating the preparation of the Trust’s financial statements;
•	Coordinating all regulatory filings and shareholder reporting;
•	Overseeing the Fund’s tax status and tax filings;
•	Providing the Trust with records concerning the activities that the Trust is required to maintain; and
•	Rendering applicable reports to the Trust's officers and Board of Trustees.

The Adviser’s experience is limited to managing the Funds and the Adviser has limited experience in blockchain technology.

The Trust pays the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee Rate
WisdomTree Siegel Global Equity Digital Fund	0.15%

With regards to the management fee under the Investment Advisory Agreement for the Fund, the Adviser provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee.”

For the fiscal year ended June 30, 2024, the Adviser received the following fee:

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[table to be inserted via amendment]

The Adviser, from its own resources, including profits from management fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Additional Arrangements with WisdomTree Digital Management

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, the Fund shall initially pay an annual fee to WisdomTree of 0.00% of its average daily net assets (the “Services Fee”). Such Services Fee may be increased upon approval by a majority of the Board and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Fund’s shareholders. The initial term of such contractual arrangement is one (1) year, which will automatically renew from year to year provided such continuance is approved by a majority of the Board. Either party may choose to not renew by providing written notice to the other at least thirty (30) days prior to the next renewal period.

Mellon Investments Corporation. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to, and is responsible for the day-to-day management of the Fund. Mellon, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. Mellon manages the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to the Fund.

Mellon believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Fund’s Sub-Advisory Agreement, WisdomTree Digital Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Digital Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers.

Mellon utilizes a team of investment professionals acting together to manage the Fund’s assets. The Fund is managed by Mellon’s Equity Index Strategies Team. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

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The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta and Michael Stoll.

As of September 30, 2024, Mellon’s Equity Index Strategies Portfolio Management team managed [___] registered investment companies with approximately $[___] in assets; [___] pooled investment vehicles with approximately $[___] in assets; and [___] other accounts with approximately $[___] in assets.

Portfolio Manager Fund Ownership. As of September 30, 2024, [none of the portfolio managers owned shares of the Fund].

Portfolio Manager Compensation.

Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of its clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

Base salary

Annual cash incentive

Long-Term Incentive Plan

Deferred cash for investment

BNY Mellon restricted stock units and/or

Mellon Equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Description of Material Conflicts of Interest.

The Adviser will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. The Adviser’s compliance policies are designed to ensure that all client accounts are treated equitably over time.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or the applicable investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers may manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). Thesedual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

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Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Adviser and/or Portfolio Managers may decide to invest some or all of a Fund’s temporary investments in money market or similar accounts and/or money market funds advised or managed by a Sub-Adviser affiliate and/or the Adviser. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The Adviser and/or Portfolio Managers have an incentive to allocate investments to these types of affiliated accounts and/or money market funds in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in the Fund in order for such assets to act as seed capital, to increase the Fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by the Fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

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Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple the Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Adviser and Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund.

Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator and Custodian. State Street Bank and Trust Company (“State Street”) serves as administrator and custodian for the Fund. State Street’s principal address is One Congress Street, Boston, Massachusetts 02114. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Fund. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

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Transfer Agent. WisdomTree Transfers, Inc. (“WisdomTree Transfers”) serves as Transfer Agent for the Trust and its principal address is 250 West 34th Street, 3rd Floor, New York, NY 10119. WisdomTree Transfers has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as transfer agent for the authorized and issued shares of beneficial interest for the Fund and as dividend disbursing agent of the Trust. WisdomTree Transfers maintains the official record of share ownership with a blockchain integrated record-keeping system on one or more blockchains. The Transfer Agent’s experience is limited to the Funds and the Transfer Agent has limited experience in blockchain technology. As compensation for the foregoing services, WisdomTree Transfers receives certain out-of-pocket costs and account fees.

Securities Lending Activities. To the extent a lending agent (“Lending Agent”) is engaged, such lending agent will be responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). The Lending Agent would lend available securities with any person on its list of approved borrowers, including any affiliate thereof. Lending Agent would determine whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Lending Agent would ensure that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to Lending Agent. Lending Agent would receive and hold, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Lending Agent would mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Lending Agent would return the collateral to the borrower upon the return of the loaned securities to Lending Agent. Lending Agent would invest cash collateral in accordance with the Securities Lending Agreement. Lending Agent would maintain such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Lending Agent would perform compliance monitoring and testing of the securities lending program and, on a quarterly basis, make available to the Board a statement describing the outstanding loans and income made on such loans during the period.

The Fund had not engaged a Lending Agent and accordingly had not engaged in any lending activity as of the end of the most recent fiscal year and as such, such that it had no fees and/or compensation for securities lending activities and related services.

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually.

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BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund that it sub-advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended June 30, 2024.

[table to be inserted via amendment]

Affiliated Brokers

During the fiscal period ended June 30, 2024, [the Fund did not pay any commissions to any affiliated brokers.]

Regular Broker-Dealers

The following table lists the Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal period ended June 30, 2024, the name of each such broker or dealer and the value of the Fund’s aggregate holdings of the securities of each issuer as of June 30, 2024.

[table to be inserted via amendment.]

Portfolio Turnover

Portfolio turnover rates for the fiscal period ended June 30, 2024, are included in the Fund’s prospectus. Since the Fund has less than a full fiscal year of operations, it has not had any variation over multiple fiscal year periods. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from the Fund to be taxed as ordinary income which may limit the tax efficiency of the Fund. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares of the Fund have a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Shareholders may make inquiries by writing to the Trust, c/o WisdomTree Digital Trust, 250 West 34th Street, 3rd Floor, New York, New York 10119.

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TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, reduced by certain deductible expenses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

The Fund’s failure to qualify as a RIC could cause shareholders to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Fund” for a more detailed explanation of the risks associated with the Fund’s failure to qualify as a RIC.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are fully distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.

However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

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The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt interest and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at the regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment company taxable income are generally taxable as ordinary income, assuming the Fund has sufficient earnings and profits. Distributions from the Fund’s net capital gain, if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of Capital Gain Dividends are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For individuals, long- term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment company taxable income reported by the Fund as “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends- received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to the Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to the Fund shares.

Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

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Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a non-U.S. person has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. The Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by an Index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. The Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net realized capital gains, if any, to shareholders. The Fund may occasionally be required to make supplemental distributions at some other time during the year.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at One Oxford Centre, 32nd Floor, Pittsburgh, PA 15219-6401 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

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WisdomTree Digital Trust

WisdomTree Siegel Longevity Digital Fund (the “Fund”)

Dated November 1, 2024

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TICKER                    LNGVX

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This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund’s prospectus, dated November 1, 2024, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

A free copy of the current Prospectus is available through the mobile application, WisdomTree Prime (App), made available by WisdomTree, which is available for download through the Apple App Store and Google Play. You can also view the current Prospectus and the annual/semi-annual report online through www.wisdomtree.com/investments.

Mutual funds and other investment products:

•     are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•     are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•     are subject to investment risks, including the possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on April 19, 2021, and has multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust and is “diversified” within the meaning of the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as the investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to collectively as the “Advisers”. WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) is the ultimate parent company of the Adviser.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

INVESTMENT STRATEGY AND RISKS

GENERAL RISKS.

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, increase the expenses incurred by the Fund and/or affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

The respiratory illness COVID-19 has spread globally for over three years, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. However, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. As a result, many global economies, including the U.S. economy, have either re-opened fully or decreased significantly the number of public safety measures in place that are designed to mitigate virus transmission. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to effective vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of the Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

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It is impossible to predict the effects on the Fund of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the net asset value per share (“NAV”) and/or risk profile of the Fund.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions.

The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in the Fund could lose money over short or long periods of time. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed income securities with longer-term maturities. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Although certain Fixed Income Funds invest in short-term U.S. and/or non-U.S. money market securities, such Funds do not seek to maintain a constant NAV and are not traditional money market funds. Certain other Fixed Income Funds also invest in intermediate and long-term U.S. and/or non-U.S. money market securities.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, health or banking crises.

Issuer-specific conditions may also affect the value of the Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in the wake of the COVID- 19 pandemic and volatility has continued to be experienced in the markets. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

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BLOCKCHAIN TECHNOLOGY. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered on a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategy, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to 33% of its net assets, but under normal market conditions, the Fund does not expect to borrow greater than 10% of the Fund’s net assets. The Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption or various other forms of cybersecurity breaches. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cyber-attacks affecting the Funds or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, other third-party service providers, the App, blockchain networks or intermediaries may adversely impact the Funds or their shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, impede trading or cause the release of private shareholder information or confidential company information, which may require attendant breach notification and credit monitoring costs, and subject the Fund to regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs). The Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Because technology is frequently changing, new ways to carry out cyber-attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyberattack. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

LIQUIDITY RISK. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer’s securities were more widely held. The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

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The market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

MARKET RISK. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) and its shareholders, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If for any taxable year the Fund does not qualify as a RIC and were ineligible to or were not to cure such failure, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please refer to the section of this SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund.

The following is a description of other risks associated with distributed ledger technology:

USE OF BLOCKCHAIN. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The use of blockchain technology for an open-end registered investment company, such as the Fund, is untested. In the event of a conflict between the blockchain record and the record held by the Funds’ transfer agent, WisdomTree Transfers, Inc. (“Transfer Agent”), the Transfer Agent’s record will be determinative.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Users of the blockchain networks generally must pay transaction fees (such as in the form of “ether,” or “lumens,” the native digital assets for the operation of Ethereum or Stellar, respectively) to the networks in order to validate or consummate a transaction. Such transaction fees are generally intended to protect the networks from frivolous or malicious computational tasks, or otherwise paid in relation to tasks being performed by the blockchain or other operational considerations associated with the blockchain. Because blockchains networks impose different transaction fees, certain networks may be less efficient or more costly for smaller accounts or smaller transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions, including in relation to upgrades on changes in the applicable blockchain, or the inability or other challenges, including fraud considerations or transaction invalidity, of a layer 2 blockchain in publishing information to a layer 1 blockchain. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Funds could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Funds may choose to reevaluate a particular network for the Fund’s shares in the event of future or recurring delays.

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In the future, the ownership of the Fund’s shares may be maintained and recorded on a blockchain network without integrated off-chain recordkeeping, although there is no guarantee that this will occur. The Funds’ Adviser believes that the use of blockchain may, in the future, permit reduced settlement times and provide other benefits to Fund shareholders.

Furthermore, in the future, the shares may be available for purchase or sale in a secondary trading market (such as an electronic trading platform that is registered with the SEC as an alternative trading system (ATS)). Any disruption to the operations of an ATS, including a broker-dealer’s interface with an ATS, could materially disrupt trading in, or potentially result in a complete halt in the trading of, the Fund’s shares on that platform. The Fund has no current agreement to make its shares available for trading on any ATS, but may enter into such an agreement in the future. These features are not currently, and may never be, available to investors. These features would be subject to then-existing regulations and regulatory interpretations.

To the extent investors or potential investors engage in transfers between each other at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those persons under the federal securities laws or otherwise. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares. The Transfer Agent cannot ensure the reliability of any transfer other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly-evolving regulatory landscape in the United States and in other countries, which might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way the shares are issued and recorded as compared to shares in a traditional open-end investment company, there is a risk that issues that might easily be resolved by existing operations or law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

BLOCKCHAIN NETWORKS. The reliability of a network (and its underlying blockchain ledgers), whether a layer 1 or layer 2 blockchain, on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The reliability of such networks for the functionality of the shares depends upon a variety of factors, including, but not limited to:

1.	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

2.	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

3.	The continued participation of a number of trusted validators;

4.	The lack of collusion between trusted validators;

5.	Disputes among the developers or validators of the network;

6.	Changes in the consensus or validation scheme that underlies the network;

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7.	The failure of cybersecurity controls or security breaches of the network;

8.	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

9.	The existence of undiscovered technical flaws in the network;

10.	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

11.	The price of the blockchain asset associated with the respective network;

12.	The cost of transaction fees to use the network;

13.	Intellectual property rights-based or other claims against the network’s participants;

14.	The continued adoption of the network; and

15.	The maturity of the computer software programming software development kit used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect the Fund’s operations or the functionality of the shares.

Furthermore, a blockchain record stores the complete transaction history from issuance of the shares. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via the published blockchain and tools such as block explorers. Such transaction data is secured by cryptography and only a public-key-derived wallet address (and not a shareholder’s personal identifying information) will be exposed to the public on the blockchain. The personal identifying information necessary to associate a public key representing a given block of shares with the record owner of those shares will be maintained by the Transfer Agent and will not be available to the public. However, if there are data security breaches with respect to such database(s) resulting in theft of the information necessary to link personal identity with the public key and related share transactions, the stolen information could be used to determine a shareholder’s identity and complete transaction history in the Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of the Fund.

The Stellar network’s transactions are verified on the Stellar blockchain through proof-of-agreement protocol. In proof-of-agreement, the validators approve transactions in agreement with other trusted participants to achieve consensus. In contrast, the process by which Ethereum and Avalanche transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of the native digital asset into a smart contract, or computer program, stored on the network.

Further, the layer 2 blockchains of Arbitrum, Base and Optimism use “optimistic roll-ups” to validate transactions. Optimistic roll-ups combine multiple transactions into one transaction for validation, which is then published to the Ethereum blockchain ledger. Optimistic rollups assume that the transactions contained within the rollup are valid. It is possible to contest transactions through a dispute resolution mechanism if a validator suspects fraudulent behavior.

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BLOCKCHAIN REGULATION. Regulation of blockchain technologies is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Fund, and thus the Fund’s shareholders. Failure by the Fund’s service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks, such as Stellar and Ethereum, and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

OPERATIONS AND TECHNOLOGY. The Fund, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants, the App, or data within them (a “cyber-attack”). In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. If such an event occurs, the Fund may incur substantial costs, including those associated with forensic analysis of the origin and scope of the event; increased and upgraded cybersecurity; investment losses from sabotaged trading systems; identity theft; unauthorized use of proprietary information; litigation; adverse investor reaction; the dissemination of confidential and proprietary information; and reputational damage. Any such event could expose the Fund to civil liability as well as regulatory inquiry and/or action. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of the investment strategies and types of investments used by the Fund is set forth below. The Fund expects to principally invest in “Investment Company Securities”, as described below, and thereby expects to obtain exposure to the non-derivative investments described below, as applicable, through such Investment Company Securities as opposed to investing directly in such investments. With respect to derivatives, the Fund may invest in such investments directly or may have exposure through its investments in Investment Company Securities that hold derivatives.

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BANK DEPOSITS AND OBLIGATIONS. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. The Fund will not use derivatives to increase leverage, and the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

Regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by the Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Regulatory developments also may change the way in which the Fund itself is regulated. Such developments may affect the Fund’s ability to invest or the extent to which it may invest in certain derivatives and subject the Fund to additional regulatory requirements. Complying with new requirements may increase the cost of the Fund’s investments and the cost of implementing the Fund’s investment program and related operations, which could adversely affect the Fund’s performance. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on the Fund’s use of derivatives and eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Rule 18f-4 imposes limits on the amount of leverage risk to which the Fund may be exposed through certain derivative instruments that may oblige the Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, the Fund’s investment in such derivatives is limited through a value-at-risk (“VaR”) test. If the Fund uses derivatives in more than a limited specified exposure amount, it is required to establish and maintain a derivatives risk management program, subject to oversight by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), and appoint a derivatives risk manager to implement such program.

Forwards, swaps and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, the Fund using currency forwards may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to the Fund of trading or otherwise affect returns to investors in the Fund.

With regard to the Fund, WisdomTree Digital Management expects to claim relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Digital Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to the Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Swap Agreements and Options on Swap Agreements. The Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

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Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, the Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when the Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options and Options on Futures Contracts. The Fund may use futures contracts and related options: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular asset (e.g., bitcoin futures or ether futures), market, instrument or index. To the extent the Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

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Options on Futures Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

EQUITY SECURITIES. The Fund invests in equity securities and in ETFs which have attributes of equity securities described herein.. Equity securities, such as the common stocks of an issuer or ETFs, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s shares to decline.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed income funds may be higher than normal.

FLOATING AND ADJUSTABLE RATE NOTES. The Fund may invest in floating rate public obligations of the U.S. Treasury. The Fund may also invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

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These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize the Fund to invest in securities, contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID INVESTMENTS. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in the current market conditions in seven calendar days or less without the sale or disposition significantly changing the market of the investment. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A under the Securities Act, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) under the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. The Fund will invest in the securities of other investment companies (including ETFs), including ETFs that are advised by an affiliate of the Adviser. Unless otherwise permitted by the 1940 Act or rule thereunder, the 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund invests in excess of such limits in reliance on provisions and/or rules under the 1940 Act.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Investor protection regimes in foreign countries also may not be comparable to that in the U.S. For example, it may be more difficult to bring claims common in the U.S., including securities class action and fraud claims, or for U.S. regulators to bring enforcement actions against issuers in foreign countries. As a result, the Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S. This risk may be heightened in emerging market countries where legal regimes are generally less developed and legal protections governing private and foreign investments may not yet exist or be in the early stages of development. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

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Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) limited investor rights and legal or practical remedies. Emerging markets are generally less liquid and less efficient than developed securities markets. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause the Fund's shares to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Fund’s Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, Mellon will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist Mellon in that process, it retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, Mellon also retains Glass Lewis for research services only.

Mellon seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, Mellon has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which Mellon has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

Mellon will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock. It is the policy of Mellon not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where Mellon has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any Mellon accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure. Clients who have delegated proxy voting authority to Mellon may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities. Mellon performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and Mellon records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as a component of Mellon’s Rule 206(4)-7 compliance program.

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A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. Once available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

Information about the Fund’s portfolio holdings will be made available each business day.

Access to the Fund’s portfolio holdings prior to daily publication is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund will disclose its portfolio holdings online at www.wisdomtree.com/investments. Online disclosure of such holdings is publicly available at no charge.

The Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below and its investment objective, which is also a non-fundamental policy, without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding senior securities, “senior securities” are generally Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act generally prohibits the Fund from issuing senior securities, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks. The Fund also may borrow an amount equal to up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

Borrowing

Borrow money, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding borrowing, the 1940 Act generally permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

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Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute a concentration.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor (as defined below) and Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Sub-Adviser are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Investment Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Digital Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Joseph Keenan, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (75%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022 – present; President, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022-present; Chairman of the Board, 2022-present.	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	13	Trustee, ALPS ETF Trust

Mary Moran Zeven* (1961)	Trustee, 2022-present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	13	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022-present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	13	None

Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer, WisdomTree Digital Management since 2022; Chief Operating Officer, WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

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William Peck*** (1990)	Vice President, 2022-present	Head of Digital Assets, WisdomTree Digital++, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	13	Not Applicable

Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022-present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital++, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	13	Not Applicable

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022-present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	13	Not Applicable

John Davidson*** (1960)	AML Compliance Officer, 2022-present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	13	Not Applicable

David Castano*** (1971)	Treasurer, 2022-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	13	Not Applicable

Clint Martin*** (1977)	Assistant Treasurer, 2022-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	13	Not Applicable

Joshua Mayo*** (1989)	Assistant Secretary, 2022-present	Senior Counsel, Digital Assets, WisdomTree Digital++, since 2023 (previously Counsel from 2022-2023); Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	13	Not Applicable

________________________________________

* Chair of the Governance and Nominating Committee

** Chair of the Audit Committee

*** Elected by, and serves at the pleasure of, the Board.

+ As of November 1, 2024.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

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Trustees Who Are Not Interested Persons of the Trust

Audit Committee. Messrs. Fusco and Keenan and Ms. Moran Zeven, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2024,the Audit committee held [___] meetings.

Governance and Nominating Committee. Ms. Moran Zeven and Messrs. Keenan and Fusco, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2024, the Governance and Nominating Committee held [___] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Keenan is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, investment products and new financial technologies. His experience includes global fund services and operations, global fund relationship management, evolving financial products and financial technologies and financial services business development.

The Board has concluded that Ms. Moran Zeven is qualified to serve as Trustee of the Trust because of the experience she has gained in the financial services and legal industries. Her experience includes global fund services and operations, with a particular focus on related legal matters, as well as overseeing a graduate program in banking and financial law at a major university focused on the evolving global financial industry and application of laws related thereto.

The Board has concluded that Mr. Fusco is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, financial pricing data and new financial technologies. His experience includes complex financial product and data analysis, complex pricing data and services, and financial services data extraction and artificial intelligence technology.

The Board has concluded that Mr. Bell is qualified to serve as Trustee of the Trust because of the experience he has gained as Chief Operating Officer of WisdomTree Asset Management, Inc. and the Adviser, the experience he has gained serving as Director of International Business for WisdomTree Asset Management, Inc., and his knowledge of and experience in the financial services industry.

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Fund Shares Owned by Board Members. Since the Fund had not commenced operations prior to the end of the most recently completed calendar year, no Trustee had any “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year.

Board Compensation. For the fiscal year ended June 30, 2024, the Independent Trustees received an annual fee of $50,000, with the Board Chair receiving an additional fee of $20,000 and each Committee Chair receiving an additional fee of $10,000 per annum, payable in quarterly increments at each quarterly meeting.

Control Persons and Principal Holders of Securities.

As of October [____], 2024, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding shares of a Fund is set forth in the table below.  In addition, certain officers, employees, accounts or affiliates of WisdomTree Digital Management, Inc. (such as WisdomTree, 250 West 34th Street, 3rd Floor, New York, NY), or third parties, may from time to time own a substantial amount of the Fund’s shares, including as an initial or seed investor.

[table to be provided via amendment]

Investment Adviser.

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware corporation registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser also provides oversight of the Sub-Adviser’s monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending (when implemented), and all other non-distribution-related services necessary for the Fund to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for the Fund, including:

•	Overseeing the Trust’s insurance program;
•	Overseeing and coordinating all governance matters for the Trust;
•	Coordinating meetings of the Board of Trustees;
•	Coordinating with outside counsel on all Trust related legal matters;
•	Coordinating the preparation of the Trust’s financial statements;
•	Coordinating all regulatory filings and shareholder reporting;
•	Overseeing the Fund’s tax status and tax filings;
•	Providing the Trust with records concerning the activities that the Trust is required to maintain; and
•	Rendering applicable reports to the Trust's officers and Board of Trustees.

The Adviser’s experience is limited to managing the Funds and the Adviser has limited experience in blockchain technology.

The Trust pays the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee Rate
WisdomTree Siegel Longevity Digital Fund	0.15%

With regards to the management fee under the Investment Advisory Agreement for the Fund, the Adviser provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee.”

For the fiscal year ended June 30, 2024, the Adviser received the following fee:

[table to be inserted via amendment]

The Adviser, from its own resources, including profits from management fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

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The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Additional Arrangements with WisdomTree Digital Management

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, the Fund shall initially pay an annual fee to WisdomTree of 0.00% of its average daily net assets (the “Services Fee”). Such Services Fee may be increased upon approval by a majority of the Board and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Fund’s shareholders. The initial term of such contractual arrangement is one (1) year, which will automatically renew from year to year provided such continuance is approved by a majority of the Board. Either party may choose to not renew by providing written notice to the other at least thirty (30) days prior to the next renewal period.

Mellon Investments Corporation. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to, and is responsible for the day-to-day management of the Fund. Mellon, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. Mellon manages the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to the Fund.

Mellon believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Fund’s Sub-Advisory Agreement, WisdomTree Digital Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Digital Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers.

Mellon utilizes a team of investment professionals acting together to manage the Fund’s assets. The Fund is managed by Mellon’s Equity Index Strategies Team. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta and Michael Stoll.

As of September 30, 2024, Mellon’s Equity Index Strategies Portfolio Management team managed [___] registered investment companies with approximately $[___] in assets; [___] pooled investment vehicles with approximately $[___] in assets; and [___] other accounts with approximately $[___] in assets.

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Portfolio Manager Fund Ownership. As of September 30, 2024, [none of the portfolio managers owned shares of the Fund].

Portfolio Manager Compensation.

Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of its clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

Base salary

Annual cash incentive

Long-Term Incentive Plan

Deferred cash for investment

BNY Mellon restricted stock units and/or

Mellon Equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Description of Material Conflicts of Interest.

The Adviser will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. The Adviser’s compliance policies are designed to ensure that all client accounts are treated equitably over time.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or the applicable investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers may manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). Thesedual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

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Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Adviser and/or Portfolio Managers may decide to invest some or all of a Fund’s temporary investments in money market or similar accounts and/or money market funds advised or managed by a Sub-Adviser affiliate and/or the Adviser. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The Adviser and/or Portfolio Managers have an incentive to allocate investments to these types of affiliated accounts and/or money market funds in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in the Fund in order for such assets to act as seed capital, to increase the Fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by the Fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

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Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple the Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Adviser and Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund.

Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator and Custodian. State Street Bank and Trust Company (“State Street”) serves as administrator and custodian for the Fund. State Street’s principal address is One Congress Street, Boston, Massachusetts 02114. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Fund. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

Transfer Agent. WisdomTree Transfers, Inc. (“WisdomTree Transfers”) serves as Transfer Agent for the Trust and its principal address is 250 West 34th Street, 3rd Floor, New York, NY 10119. WisdomTree Transfers has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as transfer agent for the authorized and issued shares of beneficial interest for the Fund and as dividend disbursing agent of the Trust. WisdomTree Transfers maintains the official record of share ownership with a blockchain integrated record-keeping system on one or more blockchains. The Transfer Agent’s experience is limited to the Funds and the Transfer Agent has limited experience in blockchain technology. As compensation for the foregoing services, WisdomTree Transfers receives certain out-of-pocket costs and account fees.

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Securities Lending Activities. To the extent a lending agent (“Lending Agent”) is engaged, such lending agent will be responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). The Lending Agent would lend available securities with any person on its list of approved borrowers, including any affiliate thereof. Lending Agent would determine whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Lending Agent would ensure that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to Lending Agent. Lending Agent would receive and hold, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Lending Agent would mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Lending Agent would return the collateral to the borrower upon the return of the loaned securities to Lending Agent. Lending Agent would invest cash collateral in accordance with the Securities Lending Agreement. Lending Agent would maintain such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Lending Agent would perform compliance monitoring and testing of the securities lending program and, on a quarterly basis, make available to the Board a statement describing the outstanding loans and income made on such loans during the period.

The Fund had not engaged a Lending Agent and accordingly had not engaged in any lending activity as of the end of the most recent fiscal year and as such, such that it had no fees and/or compensation for securities lending activities and related services.

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually.

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BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund that it sub-advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended June 30, 2024.

[table to be inserted via amendment]

Affiliated Brokers

During the fiscal period ended June 30, 2024, [the Fund did not pay any commissions to any affiliated brokers.]

Regular Broker-Dealers

The following table lists the Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal period ended June 30, 2024, the name of each such broker or dealer and the value of the Fund’s aggregate holdings of the securities of each issuer as of June 30, 2024.

[table to be inserted via amendment.]

Portfolio Turnover

Portfolio turnover rates for the fiscal period ended June 30, 2024, are included in the Fund’s prospectus. Since the Fund has less than a full fiscal year of operations, it has not had any variation over multiple fiscal year periods.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from the Fund to be taxed as ordinary income which may limit the tax efficiency of the Fund. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares of the Fund have a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Shareholders may make inquiries by writing to the Trust, c/o WisdomTree Digital Trust, 250 West 34th Street, 3rd Floor, New York, New York 10119.

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TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, reduced by certain deductible expenses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

The Fund’s failure to qualify as a RIC could cause shareholders to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Fund” for a more detailed explanation of the risks associated with the Fund’s failure to qualify as a RIC.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are fully distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.

However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

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The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt interest and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at the regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment company taxable income are generally taxable as ordinary income, assuming the Fund has sufficient earnings and profits. Distributions from the Fund’s net capital gain, if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of Capital Gain Dividends are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For individuals, long- term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment company taxable income reported by the Fund as “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends- received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to the Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to the Fund shares.

Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

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Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a non-U.S. person has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. The Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by an Index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. The Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net realized capital gains, if any, to shareholders. The Fund may occasionally be required to make supplemental distributions at some other time during the year.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at One Oxford Centre, 32nd Floor, Pittsburgh, PA 15219-6401 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

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WisdomTree Digital Trust

WisdomTree Siegel Moderate Digital Fund (the “Fund”)

Dated November 1, 2024

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TICKER                    MODRX

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This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund’s prospectus, dated November 1, 2024, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

A free copy of the current Prospectus is available through the mobile application, WisdomTree Prime (App), made available by WisdomTree, which is available for download through the Apple App Store and Google Play. You can also view the current Prospectus and the annual/semi-annual report online through www.wisdomtree.com/investments.

Mutual funds and other investment products:

•     are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•     are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•     are subject to investment risks, including the possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on April 19, 2021, and has multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust and is “diversified” within the meaning of the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as the investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) is the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to collectively as the “Advisers”. WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) is the ultimate parent company of the Adviser.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

INVESTMENT STRATEGY AND RISKS

GENERAL RISKS.

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, increase the expenses incurred by the Fund and/or affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

The respiratory illness COVID-19 has spread globally for over three years, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. However, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. As a result, many global economies, including the U.S. economy, have either re-opened fully or decreased significantly the number of public safety measures in place that are designed to mitigate virus transmission. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to effective vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of the Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

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It is impossible to predict the effects on the Fund of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the net asset value per share (“NAV”) and/or risk profile of the Fund.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions.

The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in the Fund could lose money over short or long periods of time. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed income securities with longer-term maturities. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Although certain Fixed Income Funds invest in short-term U.S. and/or non-U.S. money market securities, such Funds do not seek to maintain a constant NAV and are not traditional money market funds. Certain other Fixed Income Funds also invest in intermediate and long-term U.S. and/or non-U.S. money market securities.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, health or banking crises.

Issuer-specific conditions may also affect the value of the Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in the wake of the COVID- 19 pandemic and volatility has continued to be experienced in the markets. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

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BLOCKCHAIN TECHNOLOGY. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered on a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategy, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to 33% of its net assets, but under normal market conditions, the Fund does not expect to borrow greater than 10% of the Fund’s net assets. The Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption or various other forms of cybersecurity breaches. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cyber-attacks affecting the Funds or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, other third-party service providers, the App, blockchain networks or intermediaries may adversely impact the Funds or their shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, impede trading or cause the release of private shareholder information or confidential company information, which may require attendant breach notification and credit monitoring costs, and subject the Fund to regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs). The Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Because technology is frequently changing, new ways to carry out cyber-attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyberattack. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

LIQUIDITY RISK. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer’s securities were more widely held. The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

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The market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

MARKET RISK. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) and its shareholders, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If for any taxable year the Fund does not qualify as a RIC and were ineligible to or were not to cure such failure, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please refer to the section of this SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund.

The following is a description of other risks associated with distributed ledger technology:

USE OF BLOCKCHAIN. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The use of blockchain technology for an open-end registered investment company, such as the Fund, is untested. In the event of a conflict between the blockchain record and the record held by the Funds’ transfer agent, WisdomTree Transfers, Inc. (“Transfer Agent”), the Transfer Agent’s record will be determinative.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Users of the blockchain networks generally must pay transaction fees (such as in the form of “ether,” or “lumens,” the native digital assets for the operation of Ethereum or Stellar, respectively) to the networks in order to validate or consummate a transaction. Such transaction fees are generally intended to protect the networks from frivolous or malicious computational tasks, or otherwise paid in relation to tasks being performed by the blockchain or other operational considerations associated with the blockchain. Because blockchains networks impose different transaction fees, certain networks may be less efficient or more costly for smaller accounts or smaller transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions, including in relation to upgrades on changes in the applicable blockchain, or the inability or other challenges, including fraud considerations or transaction invalidity, of a layer 2 blockchain in publishing information to a layer 1 blockchain. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Funds could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Funds may choose to reevaluate a particular network for the Fund’s shares in the event of future or recurring delays.

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In the future, the ownership of the Fund’s shares may be maintained and recorded on a blockchain network without integrated off-chain recordkeeping, although there is no guarantee that this will occur. The Funds’ Adviser believes that the use of blockchain may, in the future, permit reduced settlement times and provide other benefits to Fund shareholders.

Furthermore, in the future, the shares may be available for purchase or sale in a secondary trading market (such as an electronic trading platform that is registered with the SEC as an alternative trading system (ATS)). Any disruption to the operations of an ATS, including a broker-dealer’s interface with an ATS, could materially disrupt trading in, or potentially result in a complete halt in the trading of, the Fund’s shares on that platform. The Fund has no current agreement to make its shares available for trading on any ATS, but may enter into such an agreement in the future. These features are not currently, and may never be, available to investors. These features would be subject to then-existing regulations and regulatory interpretations.

To the extent investors or potential investors engage in transfers between each other at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those persons under the federal securities laws or otherwise. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares. The Transfer Agent cannot ensure the reliability of any transfer other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly-evolving regulatory landscape in the United States and in other countries, which might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way the shares are issued and recorded as compared to shares in a traditional open-end investment company, there is a risk that issues that might easily be resolved by existing operations or law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

BLOCKCHAIN NETWORKS. The reliability of a network (and its underlying blockchain ledgers), whether a layer 1 or layer 2 blockchain, on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The reliability of such networks for the functionality of the shares depends upon a variety of factors, including, but not limited to:

1.	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

2.	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

3.	The continued participation of a number of trusted validators;

4.	The lack of collusion between trusted validators;

5.	Disputes among the developers or validators of the network;

6.	Changes in the consensus or validation scheme that underlies the network;

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7.	The failure of cybersecurity controls or security breaches of the network;

8.	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

9.	The existence of undiscovered technical flaws in the network;

10.	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

11.	The price of the blockchain asset associated with the respective network;

12.	The cost of transaction fees to use the network;

13.	Intellectual property rights-based or other claims against the network’s participants;

14.	The continued adoption of the network; and

15.	The maturity of the computer software programming software development kit used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect the Fund’s operations or the functionality of the shares.

Furthermore, a blockchain record stores the complete transaction history from issuance of the shares. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via the published blockchain and tools such as block explorers. Such transaction data is secured by cryptography and only a public-key-derived wallet address (and not a shareholder’s personal identifying information) will be exposed to the public on the blockchain. The personal identifying information necessary to associate a public key representing a given block of shares with the record owner of those shares will be maintained by the Transfer Agent and will not be available to the public. However, if there are data security breaches with respect to such database(s) resulting in theft of the information necessary to link personal identity with the public key and related share transactions, the stolen information could be used to determine a shareholder’s identity and complete transaction history in the Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of the Fund.

The Stellar network’s transactions are verified on the Stellar blockchain through proof-of-agreement protocol. In proof-of-agreement, the validators approve transactions in agreement with other trusted participants to achieve consensus. In contrast, the process by which Ethereum and Avalanche transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of the native digital asset into a smart contract, or computer program, stored on the network.

Further, the layer 2 blockchains of Arbitrum, Base and Optimism use “optimistic roll-ups” to validate transactions. Optimistic roll-ups combine multiple transactions into one transaction for validation, which is then published to the Ethereum blockchain ledger. Optimistic rollups assume that the transactions contained within the rollup are valid. It is possible to contest transactions through a dispute resolution mechanism if a validator suspects fraudulent behavior.

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BLOCKCHAIN REGULATION. Regulation of blockchain technologies is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Fund, and thus the Fund’s shareholders. Failure by the Fund’s service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks, such as Stellar and Ethereum, and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

OPERATIONS AND TECHNOLOGY. The Fund, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants, the App, or data within them (a “cyber-attack”). In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. If such an event occurs, the Fund may incur substantial costs, including those associated with forensic analysis of the origin and scope of the event; increased and upgraded cybersecurity; investment losses from sabotaged trading systems; identity theft; unauthorized use of proprietary information; litigation; adverse investor reaction; the dissemination of confidential and proprietary information; and reputational damage. Any such event could expose the Fund to civil liability as well as regulatory inquiry and/or action. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of the investment strategies and types of investments used by the Fund is set forth below. The Fund expects to principally invest in “Investment Company Securities”, as described below, and thereby expects to obtain exposure to the non-derivative investments described below, as applicable, through such Investment Company Securities as opposed to investing directly in such investments. With respect to derivatives, the Fund may invest in such investments directly or may have exposure through its investments in Investment Company Securities that hold derivatives.

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BANK DEPOSITS AND OBLIGATIONS. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. The Fund will not use derivatives to increase leverage, and the Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

Regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by the Fund more costly, and may otherwise adversely impact the performance and value of derivatives. Regulatory developments also may change the way in which the Fund itself is regulated. Such developments may affect the Fund’s ability to invest or the extent to which it may invest in certain derivatives and subject the Fund to additional regulatory requirements. Complying with new requirements may increase the cost of the Fund’s investments and the cost of implementing the Fund’s investment program and related operations, which could adversely affect the Fund’s performance. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on the Fund’s use of derivatives and eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act. Rule 18f-4 imposes limits on the amount of leverage risk to which the Fund may be exposed through certain derivative instruments that may oblige the Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, the Fund’s investment in such derivatives is limited through a value-at-risk (“VaR”) test. If the Fund uses derivatives in more than a limited specified exposure amount, it is required to establish and maintain a derivatives risk management program, subject to oversight by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), and appoint a derivatives risk manager to implement such program.

Forwards, swaps and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, the Fund using currency forwards may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to the Fund of trading or otherwise affect returns to investors in the Fund.

With regard to the Fund, WisdomTree Digital Management expects to claim relief from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Digital Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to the Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of the Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Swap Agreements and Options on Swap Agreements. The Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

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Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, the Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when the Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options and Options on Futures Contracts. The Fund may use futures contracts and related options: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular asset (e.g., bitcoin futures or ether futures), market, instrument or index. To the extent the Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

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Options on Futures Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

EQUITY SECURITIES. The Fund invests in equity securities and in ETFs which have attributes of equity securities described herein.. Equity securities, such as the common stocks of an issuer or ETFs, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s shares to decline.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

FIXED INCOME SECURITIES. The Fund may invest in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed income funds may be higher than normal.

FLOATING AND ADJUSTABLE RATE NOTES. The Fund may invest in floating rate public obligations of the U.S. Treasury. The Fund may also invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

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These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize the Fund to invest in securities, contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID INVESTMENTS. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in the current market conditions in seven calendar days or less without the sale or disposition significantly changing the market of the investment. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A under the Securities Act, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) under the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. The Fund will invest in the securities of other investment companies (including ETFs), including ETFs that are advised by an affiliate of the Adviser. Unless otherwise permitted by the 1940 Act or rule thereunder, the 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund invests in excess of such limits in reliance on provisions and/or rules under the 1940 Act.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The Fund invests in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Investor protection regimes in foreign countries also may not be comparable to that in the U.S. For example, it may be more difficult to bring claims common in the U.S., including securities class action and fraud claims, or for U.S. regulators to bring enforcement actions against issuers in foreign countries. As a result, the Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S. This risk may be heightened in emerging market countries where legal regimes are generally less developed and legal protections governing private and foreign investments may not yet exist or be in the early stages of development. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

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Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) limited investor rights and legal or practical remedies. Emerging markets are generally less liquid and less efficient than developed securities markets. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause the Fund's shares to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Fund’s Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, Mellon will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist Mellon in that process, it retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, Mellon also retains Glass Lewis for research services only.

Mellon seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, Mellon has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which Mellon has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

Mellon will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock. It is the policy of Mellon not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where Mellon has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any Mellon accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure. Clients who have delegated proxy voting authority to Mellon may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities. Mellon performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and Mellon records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as a component of Mellon’s Rule 206(4)-7 compliance program.

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A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. Once available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

Information about the Fund’s portfolio holdings will be made available each business day.

Access to the Fund’s portfolio holdings prior to daily publication is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund will disclose its portfolio holdings online at www.wisdomtree.com/investments. Online disclosure of such holdings is publicly available at no charge.

The Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below and its investment objective, which is also a non-fundamental policy, without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding senior securities, “senior securities” are generally Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act generally prohibits the Fund from issuing senior securities, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks. The Fund also may borrow an amount equal to up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

Borrowing

Borrow money, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding borrowing, the 1940 Act generally permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

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Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute a concentration.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor (as defined below) and Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Sub-Adviser are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Investment Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Digital Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Joseph Keenan, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (75%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022 – present; President, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022-present; Chairman of the Board, 2022-present.	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	13	Trustee, ALPS ETF Trust

Mary Moran Zeven* (1961)	Trustee, 2022-present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	13	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022-present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	13	None

Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer, WisdomTree Digital Management since 2022; Chief Operating Officer, WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

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William Peck*** (1990)	Vice President, 2022-present	Head of Digital Assets, WisdomTree Digital++, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	13	Not Applicable

Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022-present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital++, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	13	Not Applicable

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022-present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	13	Not Applicable

John Davidson*** (1960)	AML Compliance Officer, 2022-present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	13	Not Applicable

David Castano*** (1971)	Treasurer, 2022-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	13	Not Applicable

Clint Martin*** (1977)	Assistant Treasurer, 2022-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	13	Not Applicable

Joshua Mayo*** (1989)	Assistant Secretary, 2022-present	Senior Counsel, Digital Assets, WisdomTree Digital++, since 2023 (previously Counsel from 2022-2023); Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	13	Not Applicable

________________________________________

* Chair of the Governance and Nominating Committee

** Chair of the Audit Committee

*** Elected by, and serves at the pleasure of, the Board.

+ As of November 1, 2024.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

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Trustees Who Are Not Interested Persons of the Trust

Audit Committee. Messrs. Fusco and Keenan and Ms. Moran Zeven, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2024,the Audit committee held [___] meetings.

Governance and Nominating Committee. Ms. Moran Zeven and Messrs. Keenan and Fusco, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2024, the Governance and Nominating Committee held [___] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Keenan is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, investment products and new financial technologies. His experience includes global fund services and operations, global fund relationship management, evolving financial products and financial technologies and financial services business development.

The Board has concluded that Ms. Moran Zeven is qualified to serve as Trustee of the Trust because of the experience she has gained in the financial services and legal industries. Her experience includes global fund services and operations, with a particular focus on related legal matters, as well as overseeing a graduate program in banking and financial law at a major university focused on the evolving global financial industry and application of laws related thereto.

The Board has concluded that Mr. Fusco is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, financial pricing data and new financial technologies. His experience includes complex financial product and data analysis, complex pricing data and services, and financial services data extraction and artificial intelligence technology.

The Board has concluded that Mr. Bell is qualified to serve as Trustee of the Trust because of the experience he has gained as Chief Operating Officer of WisdomTree Asset Management, Inc. and the Adviser, the experience he has gained serving as Director of International Business for WisdomTree Asset Management, Inc., and his knowledge of and experience in the financial services industry.

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Fund Shares Owned by Board Members. Since the Fund had not commenced operations prior to the end of the most recently completed calendar year, no Trustee had any “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year.

Board Compensation. For the fiscal year ended June 30, 2024, the Independent Trustees received an annual fee of $50,000, with the Board Chair receiving an additional fee of $20,000 and each Committee Chair receiving an additional fee of $10,000 per annum, payable in quarterly increments at each quarterly meeting.

Control Persons and Principal Holders of Securities.

As of October [____], 2024, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding shares of a Fund is set forth in the table below.  In addition, certain officers, employees, accounts or affiliates of WisdomTree Digital Management, Inc. (such as WisdomTree, 250 West 34th Street, 3rd Floor, New York, NY), or third parties, may from time to time own a substantial amount of the Fund’s shares, including as an initial or seed investor.

[table to be provided via amendment]

Investment Adviser.

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware corporation registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser also provides oversight of the Sub-Adviser’s monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending (when implemented), and all other non-distribution-related services necessary for the Fund to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for the Fund, including:

•	Overseeing the Trust’s insurance program;
•	Overseeing and coordinating all governance matters for the Trust;
•	Coordinating meetings of the Board of Trustees;
•	Coordinating with outside counsel on all Trust related legal matters;
•	Coordinating the preparation of the Trust’s financial statements;
•	Coordinating all regulatory filings and shareholder reporting;
•	Overseeing the Fund’s tax status and tax filings;
•	Providing the Trust with records concerning the activities that the Trust is required to maintain; and
•	Rendering applicable reports to the Trust's officers and Board of Trustees.

The Adviser’s experience is limited to managing the Funds and the Adviser has limited experience in blockchain technology.

The Trust pays the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee Rate
WisdomTree Siegel Moderate Digital Fund	0.15%

With regards to the management fee under the Investment Advisory Agreement for the Fund, the Adviser provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee.”

For the fiscal year ended June 30, 2024, the Adviser received the following fee:

[table to be inserted via amendment]

The Adviser, from its own resources, including profits from management fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

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The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Additional Arrangements with WisdomTree Digital Management

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, the Fund shall initially pay an annual fee to WisdomTree of 0.00% of its average daily net assets (the “Services Fee”). Such Services Fee may be increased upon approval by a majority of the Board and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Fund’s shareholders. The initial term of such contractual arrangement is one (1) year, which will automatically renew from year to year provided such continuance is approved by a majority of the Board. Either party may choose to not renew by providing written notice to the other at least thirty (30) days prior to the next renewal period.

Mellon Investments Corporation. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to, and is responsible for the day-to-day management of the Fund. Mellon, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. Mellon manages the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to the Fund.

Mellon believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Fund’s Sub-Advisory Agreement, WisdomTree Digital Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Digital Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers.

Mellon utilizes a team of investment professionals acting together to manage the Fund’s assets. The Fund is managed by Mellon’s Equity Index Strategies Team. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund’s portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta and Michael Stoll.

As of September 30, 2024, Mellon’s Equity Index Strategies Portfolio Management team managed [___] registered investment companies with approximately $[___] in assets; [___] pooled investment vehicles with approximately $[___] in assets; and [___] other accounts with approximately $[___] in assets.

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Portfolio Manager Fund Ownership. As of September 30, 2024, [none of the portfolio managers owned shares of the Fund].

Portfolio Manager Compensation.

Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of its clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

Base salary

Annual cash incentive

Long-Term Incentive Plan

Deferred cash for investment

BNY Mellon restricted stock units and/or

Mellon Equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Description of Material Conflicts of Interest.

The Adviser will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. The Adviser’s compliance policies are designed to ensure that all client accounts are treated equitably over time.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or the applicable investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers may manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). Thesedual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

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Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Adviser and/or Portfolio Managers may decide to invest some or all of a Fund’s temporary investments in money market or similar accounts and/or money market funds advised or managed by a Sub-Adviser affiliate and/or the Adviser. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The Adviser and/or Portfolio Managers have an incentive to allocate investments to these types of affiliated accounts and/or money market funds in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in the Fund in order for such assets to act as seed capital, to increase the Fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by the Fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

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Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple the Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Adviser and Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund.

Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator and Custodian. State Street Bank and Trust Company (“State Street”) serves as administrator and custodian for the Fund. State Street’s principal address is One Congress Street, Boston, Massachusetts 02114. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Fund. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

Transfer Agent. WisdomTree Transfers, Inc. (“WisdomTree Transfers”) serves as Transfer Agent for the Trust and its principal address is 250 West 34th Street, 3rd Floor, New York, NY 10119. WisdomTree Transfers has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as transfer agent for the authorized and issued shares of beneficial interest for the Fund and as dividend disbursing agent of the Trust. WisdomTree Transfers maintains the official record of share ownership with a blockchain integrated record-keeping system on one or more blockchains. The Transfer Agent’s experience is limited to the Funds and the Transfer Agent has limited experience in blockchain technology. As compensation for the foregoing services, WisdomTree Transfers receives certain out-of-pocket costs and account fees.

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Securities Lending Activities. To the extent a lending agent (“Lending Agent”) is engaged, such lending agent will be responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). The Lending Agent would lend available securities with any person on its list of approved borrowers, including any affiliate thereof. Lending Agent would determine whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Lending Agent would ensure that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to Lending Agent. Lending Agent would receive and hold, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Lending Agent would mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Lending Agent would return the collateral to the borrower upon the return of the loaned securities to Lending Agent. Lending Agent would invest cash collateral in accordance with the Securities Lending Agreement. Lending Agent would maintain such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Lending Agent would perform compliance monitoring and testing of the securities lending program and, on a quarterly basis, make available to the Board a statement describing the outstanding loans and income made on such loans during the period.

The Fund had not engaged a Lending Agent and accordingly had not engaged in any lending activity as of the end of the most recent fiscal year and as such, such that it had no fees and/or compensation for securities lending activities and related services.

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually.

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BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund that it sub-advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended June 30, 2024.

[table to be inserted via amendment]

Affiliated Brokers

During the fiscal period ended June 30, 2024, [the Fund did not pay any commissions to any affiliated brokers.]

Regular Broker-Dealers

The following table lists the Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal period ended June 30, 2024, the name of each such broker or dealer and the value of the Fund’s aggregate holdings of the securities of each issuer as of June 30, 2024.

[table to be inserted via amendment.]

Portfolio Turnover

Portfolio turnover rates for the fiscal period ended June 30, 2024, are included in the Fund’s prospectus. Since the Fund has less than a full fiscal year of operations, it has not had any variation over multiple fiscal year periods.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from the Fund to be taxed as ordinary income which may limit the tax efficiency of the Fund. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares of the Fund have a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Shareholders may make inquiries by writing to the Trust, c/o WisdomTree Digital Trust, 250 West 34th Street, 3rd Floor, New York, New York 10119.

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TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, reduced by certain deductible expenses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

The Fund’s failure to qualify as a RIC could cause shareholders to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Fund” for a more detailed explanation of the risks associated with the Fund’s failure to qualify as a RIC.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are fully distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.

However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

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The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt interest and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at the regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment company taxable income are generally taxable as ordinary income, assuming the Fund has sufficient earnings and profits. Distributions from the Fund’s net capital gain, if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of Capital Gain Dividends are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For individuals, long- term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment company taxable income reported by the Fund as “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends- received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to the Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to the Fund shares.

Since the Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

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Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a non-U.S. person has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. The Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by an Index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. The Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net realized capital gains, if any, to shareholders. The Fund may occasionally be required to make supplemental distributions at some other time during the year.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at One Oxford Centre, 32nd Floor, Pittsburgh, PA 15219-6401 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

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STATEMENT OF ADDITIONAL INFORMATION

WisdomTree Digital Trust

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WISDOMTREE GOVERNMENT MONEY MARKET DIGITAL FUND

TICKER                              WTGXX

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Dated November 1, 2024

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund’s prospectus, dated November 1, 2024, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

A free copy of the current Prospectus is available through the mobile application, WisdomTree Prime, made available by WisdomTree, Inc. or its affiliate, WisdomTree Digital Movement, Inc., which is available for download through the Apple App Store and Google Play (the “App”). You can also view the current prospectus and the annual/semi-annual report online through www.wisdomtree.com/investments.

Mutual funds and other investment products:

•	are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;
•	are not deposits or obligations of, or guaranteed or endorsed by, any bank; and
•	are subject to investment risks, including the possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on April 19, 2021 and has multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust and is “diversified” within the meaning of the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as the investment adviser to the Fund. WisdomTree, Inc. (formerly, WisdomTree Investments, Inc. (“WisdomTree”) is the ultimate parent company of the Adviser. Voya Investment Management Co. LLC (“Voya IM”) is the investment sub-adviser to the Fund.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

INVESTMENT STRATEGY AND RISKS

GENERAL RISKS.

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by the Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, increase the expenses incurred by the Fund and/or affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

The respiratory illness COVID-19 has spread globally for over three years, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. As a result, many global economies, including the U.S. economy, have either re-opened fully or decreased significantly the number of public safety measures in place that are designed to mitigate virus transmission. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to effective vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of the Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the net asset value per share (“NAV”) and/or risk profile of the Fund.

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An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions.

The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in the Fund could lose money over short or long periods of time. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed income securities with longer-term maturities. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, health or banking crises. Issuer-specific conditions may also affect the value of the Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in the wake of the COVID- 19 pandemic and volatility has continued to be experienced in the markets. It is uncertain whether or for how long these conditions will continue.

These events and possible continuing market turbulence may have an adverse effect on Fund performance.

BLOCKCHAIN TECHNOLOGY. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered on a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

BORROWING. Although the Fund does not intend to borrow money as part of its principal investment strategy, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to 33% of its net assets, but under normal market conditions, the Fund does not expect to borrow greater than 10% of the Fund’s net assets. The Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption or various other forms of cybersecurity breaches. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cyber-attacks affecting the Funds or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index provider, other third-party service providers, the App, blockchain networks or intermediaries may adversely impact the Funds or their shareholders. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, impede trading or cause the release of private shareholder information or confidential company information, which may require attendant breach notification and credit monitoring costs, and subject the Fund to regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs). The Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Because technology is frequently changing, new ways to carry out cyber-attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyberattack. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

LIQUIDITY RISK. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

The market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

MARKET RISK. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, or a particular segment, such as government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) and its shareholders, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources, meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If for any taxable year the Fund does not qualify as a RIC and were ineligible to or were not to cure such failure, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please refer to the section of this SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Fund.

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The following is a description of other risks associated with distributed ledger technology:

USE OF BLOCKCHAIN.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The use of blockchain technology for an open-end registered investment company, such as the Fund, is untested. In the event of a conflict between the blockchain record and the record held by the Fund’s transfer agent, WisdomTree Transfers, Inc. (“Transfer Agent”), the Transfer Agent’s record will be determinative.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Users of the blockchain networks generally must pay transaction fees (such as in the form of “ether,” or “lumens,” the native digital assets for the operation of Ethereum or Stellar, respectively) to the networks in order to validate or consummate a transaction. Such transaction fees are generally intended to protect the networks from frivolous or malicious computational tasks, or otherwise paid in relation to tasks being performed by the blockchain or other operational considerations associated with the blockchain. Because blockchains networks impose different transaction fees, certain networks may be less efficient or more costly for smaller accounts or smaller transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions, including in relation to upgrades on changes in the applicable blockchain, or the inability or other challenges, including fraud considerations or transaction invalidity, of a layer 2 blockchain in publishing information to a layer 1 blockchain. During a network delay, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, the Funds could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. The Funds may choose to reevaluate a particular network for the Fund’s shares in the event of future or recurring delays.

In the future, the ownership of the Fund’s shares may be maintained and recorded on a blockchain network without integrated off-chain recordkeeping, although there is no guarantee that this will occur. The Funds’ Adviser believes that the use of blockchain may, in the future, permit reduced settlement times and provide other benefits to Fund shareholders.

Furthermore, in the future, the shares may be available for purchase or sale in a secondary trading market (such as an electronic trading platform that is registered with the SEC as an alternative trading system (ATS)). Any disruption to the operations of an ATS, including a broker-dealer’s interface with an ATS, could materially disrupt trading in, or potentially result in a complete halt in the trading of, the Fund’s shares on that platform. The Fund has no current agreement to make its shares available for trading on any ATS, but may enter into such an agreement in the future. These features are not currently, and may never be, available to investors. These features would be subject to then-existing regulations and regulatory interpretations.

To the extent investors or potential investors engage in transfers between each other at a price other than NAV, such transfers may, in certain circumstances, have legal implications for those persons under the federal securities laws or otherwise. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences in connection with the transfer of Fund shares. The Transfer Agent cannot ensure the reliability of any transfer other than transfers of Fund shares that a shareholder instructs the Transfer Agent to make.

There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly-evolving regulatory landscape in the United States and in other countries, which might result in security, privacy or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in an underlying technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven;

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3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised, or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way the shares are issued and recorded as compared to shares in a traditional open-end investment company, there is a risk that issues that might easily be resolved by existing operations or law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

BLOCKCHAIN NETWORKS. The reliability of a network (and its underlying blockchain ledgers), whether a layer 1 or layer 2 blockchain, on which the shares will rely could decline due to a variety of causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The reliability of such networks for the functionality of the shares depends upon a variety of factors, including, but not limited to:

1.	The effectiveness of the informal groups of (often uncompensated) developers contributing to the protocols that underlie the network;

2.	Effectiveness of the validators and the network’s consensus mechanisms to effectively secure the network against confirmation of invalid transactions;

3.	The continued participation of a number of trusted validators;

4.	The lack of collusion between trusted validators;

5.	Disputes among the developers or validators of the network;

6.	Changes in the consensus or validation scheme that underlies the network;

7.	The failure of cybersecurity controls or security breaches of the network;

8.	The inability of validators to reach consensus and the consequential halting of transaction verification on the network;

9.	The existence of undiscovered technical flaws in the network;

10.	The development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the systems;

11.	The price of the blockchain asset associated with the respective network;

12.	The cost of transaction fees to use the network;

13.	Intellectual property rights-based or other claims against the network’s participants;

14.	The continued adoption of the network; and

15.	The maturity of the computer software programming software development kit used in connection with the network.

Unfavorable developments or characteristics of any of the above or other circumstances could adversely affect the Fund’s operations or the functionality of the shares.

Furthermore, a blockchain record stores the complete transaction history from issuance of the shares. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available via the published blockchain and tools such as block explorers. Such transaction data is secured by cryptography and only a public-key-derived wallet address (and not a shareholder’s personal identifying information) will be exposed to the public on the blockchain. The personal identifying information necessary to associate a public key representing a given block of shares with the record owner of those shares will be maintained by the Transfer Agent and will not be available to the public. However, if there are data security breaches with respect to such database(s) resulting in theft of the information necessary to link personal identity with the public key and related share transactions, the stolen information could be used to determine a shareholder’s identity and complete transaction history in the Fund. Concerns over these privacy issues may limit adoption of public-ledger blockchain technology, reducing the potential market acceptance for the shares and the size of the Fund.

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The Stellar network’s transactions are verified on the Stellar blockchain through proof-of-agreement protocol. In proof-of-agreement, the validators approve transactions in agreement with other trusted participants to achieve consensus. In contrast, the process by which Ethereum and Avalanche transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of the native digital asset into a smart contract, or computer program, stored on the network.

Further, the layer 2 blockchains of Arbitrum, Base and Optimism use “optimistic roll-ups” to validate transactions. Optimistic roll-ups combine multiple transactions into one transaction for validation, which is then published to the Ethereum blockchain ledger. Optimistic rollups assume that the transactions contained within the rollup are valid. It is possible to contest transactions through a dispute resolution mechanism if a validator suspects fraudulent behavior.

BLOCKCHAIN REGULATION. Regulation of blockchain technologies is currently developing and likely to rapidly evolve, varies significantly among international, federal, state and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions, which may severely impact the Fund, and thus the Fund’s shareholders. Failure by the Fund or any Fund service provider to comply with any laws, rules or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Fund (and thus to the Fund’s shareholders), including civil penalties and fines.

New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions, the secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund) and the structure, rights and transferability of the shares (should shareholders be permitted to transfer or exchange shares in the future). Therefore, there can be no assurance that any new or continuing regulatory scrutiny or initiatives will not have an adverse impact on the shares or impede the Fund’s current or future activities.

In addition, because of the differences between the way the shares are issued and recorded as compared to shares in a traditional mutual fund, there is a risk that issues that might easily be resolved by existing law if traditional methods were involved may not be easily resolved for the shares. The occurrence of any related issue or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Blockchain networks currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations or directives that affect the networks, such as Stellar and Ethereum, and their users, developers and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations or directives may conflict with those of the United States or may directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund and the Fund’s service providers.

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OPERATIONS AND TECHNOLOGY. The Fund, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, the App, or other market participants or data within them (a “cyber-attack”). In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. If such an event occurs, the Fund may incur substantial costs, including those associated with forensic analysis of the origin and scope of the event; increased and upgraded cybersecurity; investment losses from sabotaged trading systems; identity theft; unauthorized use of proprietary information; litigation; adverse investor reaction; the dissemination of confidential and proprietary information; and reputational damage. Any such event could expose the Fund to civil liability as well as regulatory inquiry and/or action. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of the investment strategies and types of investments used by the Fund is set forth below.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities are secured (or backed) by other types of assets. Investing in asset-backed securities is subject to credit risk and interest rate risk. They are also subject to the risk of prepayment, which can change the nature and extent of the Fund’s interest rate risk.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in repurchase agreements with companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, and a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance). There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

FIXED INCOME SECURITIES. The Fund invests in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed income funds may be higher than normal.

FLOATING AND VARIABLE RATE NOTES. The Fund will invest in floating rate public obligations of the U.S. Treasury and government sponsored entities. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the weighted average portfolio maturity of the Fund but not the weighted average portfolio life.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize the Fund to invest in securities, contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

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ILLIQUID INVESTMENTS. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 5% of its net assets in illiquid investments. The Fund may not invest in illiquid investments if, as a result of such investment, more than 5% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in the current market conditions in seven calendar days or less without the sale or disposition significantly changing the market of the investment. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A under the Securities Act, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of government money market funds. Unless otherwise permitted by rule, the 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

When-Issued Securities and Delayed Delivery Transactions.  When-issued securities and delayed delivery transactions involve the purchase or sale of securities at a predetermined price or yield with payment and delivery taking place in the future after the customary settlement period for that type of security. Upon the purchase of the securities, liquid assets with an amount equal to or greater than the purchase price of the security will be set aside to cover the purchase of that security. The value of these securities is reflected in the net assets value as of the purchase date; however, no income accrues from the securities prior to their delivery.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When the Fund engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.

U.S. GOVERNMENT SECURITIES. The Fund will invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

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PROXY VOTING POLICY

Shares of other government money market funds are the only voting securities that the Fund will hold. The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Fund’s Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

Voya IM has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Voya IM seeks to act in the best interest of its clients and in accordance with its fiduciary duties. Specific votes depend on the particular facts and circumstances of each proxy vote. Voya IM generally votes in support of decisions reached by independent boards of directors. The policy establishes additional guidance to promote independence, alignment of compensation with long-term performance, and prudent fiscal management with respect to votes on specific matters, such as individual board elections, executive compensation, and capitalization. Voya IM seeks to avoid material conflicts of interest through the application of detailed proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors.

A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Digital Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. Once available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Fund will disclose its portfolio holdings in accordance with Rule 2a-7 under the 1940 Act (the “Rule”) at www.wisdomtree.com/investments no later than five business day after the end of each month. The information will be available on the website for a period of not less than six months thereafter. In addition, the Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month (or any subsequent calendar day of such month) within five business days of the end of each month. This information is made public upon filing.

Access to the Fund’s portfolio holdings prior to monthly publication is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund will disclose its portfolio holdings online at www.wisdomtree.com/investments. Online disclosure of such holdings is publicly available at no charge. The Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a monthly basis, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

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INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change its investment objective, which is a non-fundamental policy, without a shareholder vote, provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding senior securities, “senior securities” are generally Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act generally prohibits the Fund from issuing senior securities, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks. The Fund also may borrow an amount equal to up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

Borrowing

Borrow money, except as permitted under the 1940 Act. For the purposes of the fundamental investment policy regarding borrowing, the 1940 Act generally permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute a concentration.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. The Fund’s investment in derivatives, if any, will be included in its net assets when determining whether the Fund satisfies the 80% test described above and the Fund values those derivatives at market value.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor (as defined below) and Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Sub-Adviser are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of the Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis after the initial two (2) year term, in connection with its consideration of whether to renew any Investment Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

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The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. The officers serve at the pleasure of the Board and members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Digital Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Joseph Keenan, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board is composed of a super-majority (75%) of Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Stuart Bell (1983)	Trustee, 2022 - present; President, 2022-present	Chief Operating Officer of WisdomTree Digital Management since 2022; Chief Operating Officer of WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

Trustees Who Are Not Interested Persons of the Trust

Joseph Keenan (1962)	Trustee, 2022-present; Chairman of the Board, 2022-present.	Founder and Sole Proprietor of Target Consulting LLC (asset management consultant) since 2019; Senior Vice President of SS&C Technologies (fund administrator, accounting agent and transfer agent) from 2019 to 2020; Managing Director, Global Head of Sales and Relationship Management – Asset Managers and Sovereigns of BNY Mellon (custodial bank, fund administrator and accounting agent) from 2015 to 2018.	13	Trustee, ALPS ETF Trust

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Mary Moran Zeven* (1961)	Trustee, 2022-present	Director of the Graduate Program in Banking and Financial Law, Boston University School of Law, 2019 to present; Senior Vice President and Senior Managing Counsel of State Street Bank and Trust Company (custodial bank, fund administrator and accounting agent) from 2000 to 2019.	13	Director, M Funds, Inc.

Nicholas Fusco** (1983)	Trustee, 2022-present	Founder and CEO of ApeVue (private investment pricing service and independent data provider) from 2021 to present; Chief Revenue Officer of Semantic Evolution (financial technology, artificial intelligence and data extraction provider) from 2019 to 2021; Director, Fixed Income Product Sales at IHS Markit (financial data provider) from 2014 to 2019.	13	None

Officers of the Trust

Stuart Bell*** (1983)	President, 2022- present; Trustee, 2022-present	Chief Operating Officer, WisdomTree Digital Management since 2022; Chief Operating Officer, WisdomTree Asset Management, Inc. since 2018; Director of International Business of WisdomTree Asset Management, Inc. from 2016 to 2018.	13	Director, WisdomTree Digital Management and WisdomTree Asset Management, Inc.

William Peck*** (1990)	Vice President, 2022-present	Head of Digital Assets, WisdomTree Digital+, since 2021; Head of Strategy and Emerging Technology, WisdomTree Asset Management, Inc., from 2014 to 2021.	13	Not Applicable

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Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee

Ryan Louvar*** (1972)	Chief Legal Officer and Secretary, 2022-present	Chief Legal Officer and Head of Business and Legal Affairs, WisdomTree Digital, since 2021; General Counsel, WisdomTree Asset Management, Inc., 2013 to 2021.	13	Not Applicable

Terry Jane Feld*** (1960)	Chief Compliance Officer, 2022-present	Chief Compliance Officer, WisdomTree Digital Management since 2022 and WisdomTree Asset Management, Inc. since 2012; Head of Compliance, WisdomTree Asset Management since 2012.	13	Not Applicable

John Davidson*** (1960)	AML Compliance Officer, 2022-present	Global Head of Financial Crimes, WisdomTree Digital++ since 2022; Managing Director and Global Head of Financial Crimes, E*Trade (acquired by Morgan Stanley), 2007 to 2021.	13	Not Applicable

David Castano*** (1971)	Treasurer, 2022-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	13	Not Applicable

Clint Martin*** (1977)	Assistant Treasurer, 2022-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	13	Not Applicable

Joshua Mayo*** (1989)	Assistant Secretary, 2022-present	Senior Counsel, Digital Assets, WisdomTree Digital++, since 2023; Counsel, Digital Assets, WisdomTree Digital, 2022 to 2023; Associate Counsel (Corporate & Commercial), Axogen, Inc., 2021 to 2022; Corporate Attorney (Legal Specialist – U.S. Regulatory), PIMCO, 2018 to 2021; Corporate Attorney (Legal and Compliance), Artivest, Inc., 2017 to 2018.	13	Not Applicable

_________________

* Chair of the Governance and Nominating Committee

** Chair of the Audit Committee

*** Elected by, and serves at the pleasure of, the Board.

+ As of November 1, 2024.

++ WisdomTree Digital refers to the separate division within WisdomTree and its affiliates commencing in 2021 and includes the separate advisory subsidiary, WisdomTree Digital Management, commencing in 2022.

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Trustees Who Are Not Interested Persons of the Trust

Audit Committee. Messrs. Fusco and Keenan and Ms. Moran Zeven, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended June 30, 2024,the Audit committee held [___] meetings .

Governance and Nominating Committee. Ms. Moran Zeven and Messrs. Keenan and Fusco, each an Independent Trustee, are members of the Board’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance and Nominating Committee. During the fiscal year ended June 30, 2024, the Governance and Nominating Committee held [___] meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Keenan is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, investment products and new financial technologies. His experience includes global fund services and operations, global fund relationship management, evolving financial products and financial technologies and financial services business development.

The Board has concluded that Ms. Moran Zeven is qualified to serve as Trustee of the Trust because of the experience she has gained in the financial services and legal industries. Her experience includes global fund services and operations, with a particular focus on related legal matters, as well as overseeing a graduate program in banking and financial law at a major university focused on the evolving global financial industry and application of laws related thereto.

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The Board has concluded that Mr. Fusco is qualified to serve as Trustee of the Trust because of the experience he has gained with respect to the financial services industry, financial pricing data and new financial technologies. His experience includes complex financial product and data analysis, complex pricing data and services, and financial services data extraction and artificial intelligence technology.

The Board has concluded that Mr. Bell is qualified to serve as Trustee of the Trust because of the experience he has gained as Chief Operating Officer of WisdomTree Asset Management, Inc. and the Adviser, the experience he has gained serving as Director of International Business for WisdomTree Asset Management, Inc., and his knowledge of and experience in the financial services industry.

Fund Shares Owned by Board Members. Since the Fund had not commenced operations prior to the end of the most recently completed calendar year, no Trustee had any “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year.

Board Compensation. For the fiscal year ended June 30, 2024, the Independent Trustees received an annual fee of $50,000, with the Board Chair receiving an additional fee of $20,000 and each Committee Chair receiving an additional fee of $10,000 per annum, payable in quarterly increments at each quarterly meeting.

Control Persons and Principal Holders of Securities.

As of October [____], 2024, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding shares of a Fund is set forth in the table below.  In addition, certain officers, employees, accounts or affiliates of WisdomTree Digital Management, Inc. (such as WisdomTree and/or WisdomTree Digital Movement, Inc., 250 West 34th Street, 3rd Floor, New York, NY), or third parties, may from time to time own a substantial amount of the Fund’s shares, including as an initial or seed investor.

[table to be provided via amendment]

Investment Adviser.

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware corporation registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser also provides oversight of the Sub-Adviser’s monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending (when implemented), and all other non-distribution-related services necessary for the Fund to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for the Fund, including:

•	Overseeing the Trust’s insurance program;
•	Overseeing and coordinating all governance matters for the Trust;
•	Coordinating meetings of the Board of Trustees;
•	Coordinating with outside counsel on all Trust related legal matters;
•	Coordinating the preparation of the Trust’s financial statements;
•	Coordinating all regulatory filings and shareholder reporting;
•	Overseeing the Fund’s tax status and tax filings;
•	Providing the Trust with records concerning the activities that the Trust is required to maintain; and
•	Rendering applicable reports to the Trust's officers and Board of Trustees.

The Adviser’s experience is limited to managing the Funds and the Adviser has limited experience in blockchain technology.

The Trust pays the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee Rate
WisdomTree Government Money Market Digital Fund	0.25%

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With regards to the management fee under the Investment Advisory Agreement for the Fund, the Adviser provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee.”

For the fiscal year ended June 30, 2024, the Adviser received the following fee:

[table to be inserted via amendment]

The Adviser, from its own resources, including profits from management fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Additional Arrangements with WisdomTree Digital Management

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. As compensation for providing such services, the Fund shall initially pay an annual fee to WisdomTree of 0.00% of its average daily net assets (the “Services Fee”). Such Services Fee may be increased upon approval by a majority of the Board and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Fund’s shareholders. The initial term of such contractual arrangement is one (1) year, which will automatically renew from year to year provided such continuance is approved by a majority of the Board. Either party may choose to not renew by providing written notice to the other at least thirty (30) days prior to the next renewal period

Sub-Adviser.

Voya Investment Management Co. LLC. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to, and is responsible for the day-to-day management of the Fund. Voya IM, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, New York 10169. Voya IM manages the Fund’s portfolio investments and places orders to buy and sell such Fund’s portfolio investments. The Adviser pays Voya IM for providing sub-advisory services to the Fund.

Voya IM believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Voya IM from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Fund’s Sub-Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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Description of Material Conflicts of Interest.

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or the applicable investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). These dual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non- discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions.

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Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Portfolio Managers may decide to invest some or all of their temporary investments in money market or similar accounts advised or managed by a Sub-Adviser affiliate. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The portfolio managers have an incentive to allocate investments to these types of affiliated accounts in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub- advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in the Fund in order for such assets to act as seed capital, to increase the Fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by the Fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Sub-Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where the Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Sub-Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

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Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Adviser, and the Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund.

Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator and Custodian. State Street Bank and Trust Company (“State Street”) serves as administrator and custodian for the Fund. State Street’s principal address is One Congress Street, Boston, Massachusetts 02114. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and the Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of the Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for the Fund. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

Transfer Agent. WisdomTree Transfers, Inc. (“WisdomTree Transfers”) serves as Transfer Agent for the Trust and its principal address is 250 West 34th Street, 3rd Floor, New York, NY 10119. WisdomTree Transfers has entered into a Transfer Agency and Service Agreement with the Trust, under which it acts as transfer agent for the authorized and issued shares of beneficial interest for the Fund and as dividend disbursing agent of the Trust. WisdomTree Transfers maintains the official record of share ownership with a blockchain integrated record-keeping system on one or more blockchains. The Transfer Agent’s experience is limited to the Funds and the Transfer Agent has limited experience in blockchain technology. As compensation for the foregoing services, WisdomTree Transfers receives certain out-of-pocket costs and account fees.

Securities Lending Activities. To the extent a lending agent (“Lending Agent”) is engaged, such lending agent will be responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). The Lending Agent would lend available securities with any person on its list of approved borrowers, including any affiliate thereof. Lending Agent would determine whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Lending Agent would ensure that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to Lending Agent. Lending Agent would receive and hold, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Lending Agent would mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Lending Agent would return the collateral to the borrower upon the return of the loaned securities to Lending Agent . Lending Agent would invest cash collateral in accordance with the Securities Lending Agreement. Lending Agent would maintain such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Lending Agent would perform compliance monitoring and testing of the securities lending program and, on a quarterly basis, make available to the Board a statement describing the outstanding loans and income made on such loans during the period.

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The Fund had not engaged a Lending Agent and accordingly had not engaged in any lending activity as of the end of the most recent fiscal year and as such, such that it had no fees and/or compensation for securities lending activities and related services.

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as if they may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by the Fund for the fiscal period ended June 30, 2024.

[table to be inserted via amendment]

Affiliated Brokers

During the fiscal period ended June 30, 2024, [the Fund did not pay any commissions to any affiliated brokers.]

Regular Broker-Dealers

The following table lists the Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal period ended June 30, 2024, the name of each such broker or dealer and the value of the Fund’s aggregate holdings of the securities of each issuer as of June 30, 2024.

[table to be inserted via amendment.]

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares of the Fund have a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Shareholders may make inquiries by writing to the Trust, c/o WisdomTree Digital Trust, 250 West 34th Street, 3rd Floor, New York, New York 10119.

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TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, reduced by certain deductible expenses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

The Fund’s failure to qualify as a RIC could cause shareholders to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Fund” for a more detailed explanation of the risks associated with the Fund’s failure to qualify as a RIC.

Taxation of the Fund. If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are fully distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.

However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

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The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt interest and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by the Fund will generally be subject to tax at the regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in U.S. dollars or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment company taxable income are generally taxable as ordinary income, assuming the Fund has sufficient earnings and profits. Distributions from the Fund’s net capital gain, if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of Capital Gain Dividends are determined by how long the Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. For individuals, long- term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment company taxable income reported by the Fund as “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

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In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends- received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to the Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to the Fund shares.

Since the Fund’s income will consist of interest on government securities and repurchase agreements, it is unlike that any distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If the Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

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Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a beneficial holder of Fund shares who is a non-U.S. person has a trade or business in the United States, and income from the Fund is effectively connected with the conduct by the beneficial owner of that trade or business, such income will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the Fund is open for business at the regularly scheduled close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) (the “NAV Calculation Time”), except when the following federal holidays are observed: Columbus Day and Veterans Day. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation responsibilities to the Adviser. The Adviser has established the Fair Valuation Committee (the “Committee”) to fulfill these responsibilities. The Adviser reports to the Board on the fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Board has determined that it is in the best interests of the fund and its shareholders to maintain a stable net asset value per share using the amortized cost method of valuation. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Fund uses this adjusted cost to value the investment.

Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. A low or negative interest rate environment impacts, in a negative way, the Fund’s ability to provide a positive return, or yield, to its shareholders, pay expenses out of current income, and/or achieve its investment objective, including maintaining a stable NAV of $1.00 per share.

The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Although the stable share price is not guaranteed, the NAV of the Fund is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net realized capital gains, if any, to shareholders. The Fund may occasionally be required to make supplemental distributions at some other time during the year.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP with offices located at One Oxford Centre, 32nd Floor, Pittsburgh, PA 15219-6401 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

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Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below:

(a)(1)	Certificate of Trust of WisdomTree Digital Trust (the “Registrant”) dated April 19, 2021, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-21-136968 on April 28, 2021.

(2)	Declaration of Trust of the Registrant dated April 19, 2021, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR Accession No. 0001193125-21-136968 on April 28, 2021.

(3)	Amended and Restated Declaration of Trust of the Registrant dated June 29, 2022, is incorporated herein by reference to Exhibit (a)(3) of the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(4)	Revised Schedule A to the Trust Instrument is incorporated herein by reference to Exhibit (a)(4) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(b)	Registrant’s By-Laws, as amended June 29, 2022, are incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 6 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-011368 on September 21, 2022.

(2)	Revised Appendix A to the Investment Advisory Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(3)	Investment Subadvisory Agreement between WisdomTree Digital Management, Inc. and Voya Investment Management Co. LLC is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 5 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-009586 on August 3, 2022.

(4)	Revised Appendix A to the Investment Subadvisory Agreement between Registrant and Voya Investment Management Co. LLC is incorporated herein by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(5)	Investment Subadvisory Agreement between WisdomTree Digital Management, Inc. and Mellon Investments Corporation is incorporated herein by reference to the Registrant’s Post -Effective Amendment No. 20 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-014866 on December 13, 2022.

(6)	Revised Schedule A to the Sub-Advisory Agreement between WisdomTree Digital Management, Inc. and Mellon Investments Corporation is incorporated herein by reference to the Registrant’s Post -Effective Amendment No. 56 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-008245 on June 2, 2023.

(e)	Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 5 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-009586 on August 3, 2022.

(2)	Form of Revised Appendix A to the Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(f)	Not applicable.

(g)	Custody Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 5 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-009586 on August 3, 2022.

(2)	Form of Revised Appendix A to the Custody Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(h)(1)	Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 5 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-009586 on August 3, 2022.

(2)	Form of Revised Appendix A to the Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(3)

Amended and Restated Transfer Agency and Services Agreement between Registrant and WisdomTree Transfers, Inc. (formerly Securrency Transfers, Inc.) is incorporated herein by reference to the Registrant’s Post -Effective Amendment No. 56 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-008245 on June 2, 2023.

(4)	Form of Revised Appendix A to the Transfer Agency and Service Agreement between Registrant and WisdomTree Transfers, Inc. is incorporated herein by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(5)

CCO Services Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(6)	Revised Appendix to the CCO Services Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(7)	Fund Services Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 6 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-011368 on September 21, 2022.

(8)	Revised Appendix to the Fund Services Agreement between Registrant and WisdomTree Digital Management, Inc. is incorporated herein by reference to Exhibit (h)(8) of the Registrant’s Post-Effective Amendment No. 71 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-013752 on October 20, 2023.

(i)	Opinion and Consent of Counsel with respect to the WisdomTree Siegel Global Equity Digital Fund is incorporated herein by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 53 filing, as filed with the SEC via EDGAR Accession No. 0001214659-23-008239 on June 2, 2023.

(j)	Not applicable.

(k)	Not applicable.

(l)	Seed Capital Subscription Agreement is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of Registrant is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(2)	Code of Ethics of WisdomTree Digital Management, Inc. is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(3)	Code of Ethics of Voya Investment Management Co. LLC is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

(q)	Powers of Attorney are incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filing, as filed with the SEC via EDGAR Accession No. 0001214659-22-008714 on July 7, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post- Effective Amendment No. 79 to Registration Statement No. 333-255575 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 29th day of August, 2024.

WisdomTree Digital Trust

By: /s/ Stuart Bell
Stuart Bell
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 to the Registration Statement has been signed below by the following persons in the capacity indicated on this 29th day of August, 2024.

Signature	Title
/s/ Stuart Bell	President (Principal Executive Officer) and Trustee
Stuart Bell

/s/ David Castano	Treasurer (Principal Financial and Accounting Officer)
David Castano

/s/ Nicholas Fusco*	Trustee
Nicholas Fusco

/s/ Joseph Keenan*	Trustee
Joseph Keenan

/s/ Mary Moran Zeven*	Trustee
Mary Moran Zeven

* By:	/s/ Ryan Louvar Ryan Louvar (Attorney-in-Fact)